UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08104

Touchstone Funds Group Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Active Bond Fund – June 30, 2017 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 36.4%

	Financials — 8.0%
$38,000	Ally Financial, Inc., 5.750%, 11/20/25†	$39,995
290,000	Ally Financial, Inc., 8.000%, 11/1/31	354,525
630,000	Bank of America Corp., 6.100%(A)(B)	684,400
550,000	Bank of America Corp. MTN, 4.000%, 1/22/25	559,578
370,000	Barclays PLC (United Kingdom), 3.250%, 1/12/21	376,278
384,000	Branch Banking & Trust Co., 3.625%, 9/16/25	399,382
575,000	Capital One NA, 1.650%, 2/5/18	574,764
335,000	Chubb INA Holdings, Inc., 4.350%, 11/3/45	367,329
660,000	Citigroup, Inc., 2.632%, 9/1/23(A)	672,256
250,000	Citigroup, Inc., 3.300%, 4/27/25	250,074
152,000	Citigroup, Inc., 4.750%, 5/18/46	159,554
58,000	Citigroup, Inc., 6.125%(A)(B)	62,350
250,000	Credit Suisse Group Funding Guernsey Ltd. (Guernsey), 2.750%, 3/26/20	251,966
18,000	CyrusOne LP / CyrusOne Finance Corp., 144a, 5.000%, 3/15/24	18,540
6,000	CyrusOne LP / CyrusOne Finance Corp., 144a, 5.375%, 3/15/27	6,248
13,000	Dana Financing Luxembourg Sarl (Luxembourg), 144a, 5.750%, 4/15/25	13,455
380,000	Fifth Third Bancorp, 2.875%, 7/27/20	387,896
19,000	FirstCash, Inc., 144a, 5.375%, 6/1/24	19,831
232,000	GE Capital International Funding Co. Unlimited Co. (Ireland), 4.418%, 11/15/35	252,506
495,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	504,363
400,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28(A)	401,588
155,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	169,888
55,000	Goldman Sachs Group, Inc. (The), 5.375%(A)(B)	57,794
420,000	Huntington National Bank (The), 2.200%, 11/6/18	421,161
145,000	JPMorgan Chase & Co., 3.250%, 9/23/22	148,599
630,000	JPMorgan Chase & Co., 5.150%(A)(B)	648,585
265,000	JPMorgan Chase & Co., 6.000%, 1/15/18	270,954
355,000	Morgan Stanley, 3.950%, 4/23/27	358,201
51,000	OneMain Financial Holdings LLC, 144a, 7.250%, 12/15/21	53,716
250,000	PNC Bank NA, 2.700%, 11/1/22	250,067
360,000	Prudential Financial, Inc., 5.625%, 6/15/43(A)	395,550
28,000	Quicken Loans, Inc., 144a, 5.750%, 5/1/25	28,910
478,000	State Street Corp., 2.246%, 6/15/77(A)	440,059
		9,600,362

	Consumer Discretionary — 4.6%
5,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.250%, 5/15/24	4,968
18,000	ACCO Brands Corp., 144a, 5.250%, 12/15/24	18,698
33,000	AMC Entertainment Holdings, Inc., 144a, 5.875%, 11/15/26	34,444
25,000	AMC Networks, Inc., 4.750%, 12/15/22	25,795
6,000	American Builders & Contractors Supply Co., Inc., 144a, 5.750%, 12/15/23	6,345
120,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/21	121,609
306,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	345,364
490,000	AutoNation, Inc., 5.500%, 2/1/20	526,002
6,000	AV Homes, Inc., 144a, 6.625%, 5/15/22	6,188
57,000	Belo Corp., 7.250%, 9/15/27	61,845
14,000	Cable One, Inc., 144a, 5.750%, 6/15/22	14,718
70,000	Cablevision Systems Corp., 5.875%, 9/15/22	73,588
17,000	CalAtlantic Group, Inc., 5.875%, 11/15/24	18,424
205,000	CBS Corp., 4.900%, 8/15/44	215,294
101,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.750%, 2/15/26	108,070
5,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 144a, 5.375%, 4/15/27	5,275
16,000	Century Communities, Inc., 144a, 5.875%, 7/15/25	15,920
50,000	Cimpress NV (Netherlands), 144a, 7.000%, 4/1/22	51,750
5,000	Cumberland Farms, Inc., 144a, 6.750%, 5/1/25	5,262
436,000	Delphi Automotive PLC (Jersey), 3.150%, 11/19/20	445,390
441,000	Dollar General Corp., 3.875%, 4/15/27	451,612
15,000	Dollar Tree, Inc., 5.750%, 3/1/23	15,830
156,000	Ford Motor Co., 4.750%, 1/15/43	150,582
475,000	Forest Laboratories LLC, 144a, 5.000%, 12/15/21	518,607
10,000	GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	10,875
58,000	GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	63,353
38,000	Hanesbrands, Inc., 144a, 4.625%, 5/15/24	38,570
220,000	Home Depot, Inc. (The), 5.950%, 4/1/41	290,875
575,000	Imperial Brands Finance PLC (United Kingdom), 144a, 3.500%, 2/11/23	586,959
33,000	International Game Technology PLC (United Kingdom), 144a, 6.250%, 2/15/22	36,052
12,000	JC Penney Corp., Inc., 144a, 5.875%, 7/1/23	11,910

1

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 36.4% (Continued)

	Consumer Discretionary — (Continued)
$408,000	Lear Corp., 5.375%, 3/15/24	$433,373
42,000	Lennar Corp., 4.750%, 5/30/25	43,890
12,000	Lennar Corp., 4.875%, 12/15/23	12,758
16,000	Live Nation Entertainment, Inc., 144a, 4.875%, 11/1/24	16,240
33,000	LSC Communications, Inc., 144a, 8.750%, 10/15/23	34,444
29,000	M/I Homes, Inc., 6.750%, 1/15/21	30,377
37,000	MDC Partners, Inc. (Canada), 144a, 6.500%, 5/1/24	36,908
52,000	NCL Corp. Ltd. (Bermuda), 144a, 4.750%, 12/15/21	53,975
12,000	New Home Co., Inc. (The), 144a, 7.250%, 4/1/22	12,420
188,000	Newell Brands, Inc., 4.200%, 4/1/26	199,616
7,000	Performance Food Group, Inc., 144a, 5.500%, 6/1/24	7,228
19,000	PulteGroup, Inc., 5.500%, 3/1/26	20,235
31,000	Quad/Graphics, Inc., 7.000%, 5/1/22	31,568
20,000	Sabre GLBL, Inc., 144a, 5.250%, 11/15/23	20,750
21,000	Scotts Miracle-Gro Co. (The), 5.250%, 12/15/26	21,998
46,000	ServiceMaster Co. LLC (The), 144a, 5.125%, 11/15/24	47,610
7,000	Sirius XM Radio, Inc., 144a, 5.375%, 4/15/25	7,236
17,000	Sirius XM Radio, Inc., 144a, 5.375%, 7/15/26	17,595
7,000	Sonic Automotive, Inc., 5.000%, 5/15/23	6,659
13,000	Sonic Automotive, Inc., 144a, 6.125%, 3/15/27	12,935
8,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.875%, 3/1/27	7,960
26,000	Tenneco, Inc., 5.000%, 7/15/26	26,292
42,000	Toll Brothers Finance Corp., 4.875%, 11/15/25	43,575
25,000	United Rentals North America, Inc., 4.625%, 7/15/23	25,956
8,000	United Rentals North America, Inc., 5.875%, 9/15/26	8,520
10,000	William Lyon Homes, Inc., 5.875%, 1/31/25	10,300
65,000	ZF North America Capital, Inc., 144a, 4.500%, 4/29/22	68,250
		5,538,842

	Energy — 4.5%
300,000	Anadarko Petroleum Corp., 5.550%, 3/15/26†	335,252
292,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	289,687
230,000	Canadian Natural Resources Ltd. (Canada), 3.850%, 6/1/27	228,137
8,000	Carrizo Oil & Gas, Inc., 8.250%, 7/15/25	8,180
364,000	Cimarex Energy Co., 3.900%, 5/15/27	365,992
21,000	Continental Resources, Inc., 4.500%, 4/15/23	20,055
16,000	Delek Logistics Partners LP, 144a, 6.750%, 5/15/25	16,160
270,000	EOG Resources, Inc., 3.900%, 4/1/35	261,850
14,000	Exterran Energy Solutions LP / EES Finance Corp., 144a, 8.125%, 5/1/25	14,280
39,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.000%, 5/15/23	38,220
19,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.750%, 8/1/22	19,048
46,000	Gulfport Energy Corp., 144a, 6.375%, 5/15/25	45,310
19,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.000%, 12/1/24	17,480
15,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 10/1/25	14,138
9,000	Holly Energy Partners LP / Holly Energy Finance Corp., 144a, 6.000%, 8/1/24	9,360
26,000	HollyFrontier Corp., 5.875%, 4/1/26	27,552
377,000	Kinder Morgan Energy Partners LP, 3.500%, 9/1/23	380,120
440,000	Marathon Oil Corp., 2.800%, 11/1/22	421,850
392,000	Midcontinent Express Pipeline LLC, 144a, 6.700%, 9/15/19	419,440
8,000	Murphy Oil USA, Inc., 5.625%, 5/1/27	8,320
215,000	Nabors Industries, Inc., 5.000%, 9/15/20	214,462
27,000	PDC Energy, Inc., 144a, 6.125%, 9/15/24	27,405
14,000	Peabody Securities Finance Corp., 144a, 6.000%, 3/31/22	13,895
25,000	Peabody Securities Finance Corp., 144a, 6.375%, 3/31/25	24,625
285,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26†	277,029
45,000	Precision Drilling Corp. (Canada), 5.250%, 11/15/24	39,262
29,000	Precision Drilling Corp. (Canada), 144a, 7.750%, 12/15/23	28,855
27,000	QEP Resources, Inc., 5.375%, 10/1/22	25,988
22,000	Range Resources Corp., 144a, 5.000%, 8/15/22	21,615
16,000	Range Resources Corp., 144a, 5.750%, 6/1/21	16,320
215,000	Rockies Express Pipeline LLC, 144a, 6.875%, 4/15/40	234,350
342,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	364,049
16,000	SemGroup Corp., 144a, 6.375%, 3/15/25	15,480
48,000	SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 11/15/23	45,600
15,000	SESI LLC, 7.125%, 12/15/21	14,288

2

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 36.4% (Continued)

	Energy — (Continued)
$400,000	Shell International Finance BV (Netherlands), 1.875%, 5/10/21	$395,095
37,000	Southwestern Energy Co., 6.700%, 1/23/25	36,168
22,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 4/15/25	22,110
31,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	31,388
52,250	Transocean Phoenix 2 Ltd. (Cayman Islands), 144a, 7.750%, 10/15/24	55,516
8,000	Ultra Resources, Inc., 144a, 6.875%, 4/15/22	7,940
23,000	Ultra Resources, Inc., 144a, 7.125%, 4/15/25	22,684
85,000	Unit Corp., 6.625%, 5/15/21	81,388
31,000	Weatherford International Ltd (Bermuda), 6.500%, 8/1/36	26,350
436,000	Williams Cos., Inc. (The), 3.700%, 1/15/23	429,460
		5,411,753

	Health Care — 3.8%
395,000	Abbott Laboratories, 3.750%, 11/30/26	403,220
342,000	AbbVie, Inc., 4.450%, 5/14/46	353,011
77,000	Acadia Healthcare Co., Inc., 6.500%, 3/1/24	82,198
195,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	201,698
380,000	Catholic Health Initiatives, 4.200%, 8/1/23	385,822
272,000	Celgene Corp., 5.000%, 8/15/45	306,271
12,000	Centene Corp., 4.750%, 1/15/25	12,330
28,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/23	28,906
28,000	Envision Healthcare Corp., 5.625%, 7/15/22	29,015
9,000	Envision Healthcare Corp., 144a, 5.125%, 7/1/22	9,236
24,000	Envision Healthcare Corp., 144a, 6.250%, 12/1/24	25,620
336,000	Express Scripts Holding Co., 3.300%, 2/25/21	346,049
54,000	HCA, Inc., 5.375%, 2/1/25	56,959
52,000	HCA, Inc., 5.875%, 5/1/23	56,615
54,000	HealthSouth Corp., 5.750%, 11/1/24	55,418
7,000	Mallinckrodt International Finance SA (Luxembourg), 4.750%, 4/15/23†	5,968
53,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Luxembourg), 144a, 5.500%, 4/15/25	46,375
320,000	Medtronic Global Holdings SCA (Luxembourg), 3.350%, 4/1/27	326,230
180,000	Mylan NV (Netherlands), 3.000%, 12/15/18	182,430
300,000	Ochsner Clinic Foundation, 5.897%, 5/15/45	372,690
54,000	Select Medical Corp., 6.375%, 6/1/21	55,485
426,000	Shire Acquisitions Investments Ireland DAC (Ireland), 2.400%, 9/23/21	421,032
8,000	Teleflex, Inc., 4.875%, 6/1/26	8,180
6,000	Tenet Healthcare Corp., 4.750%, 6/1/20	6,210
15,000	Tenet Healthcare Corp., 144a, 7.500%, 1/1/22	16,272
172,000	Teva Pharmaceutical Finance Netherlands III BV (Netherlands), 2.200%, 7/21/21	168,845
378,000	Teva Pharmaceutical Finance Netherlands III BV (Netherlands), 3.150%, 10/1/26†	358,978
28,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	28,455
190,000	Zimmer Biomet Holdings, Inc., 3.150%, 4/1/22	192,894
110,000	Zimmer Biomet Holdings, Inc., 3.375%, 11/30/21	112,762
		4,655,174

	Telecommunication Services — 3.1%
59,000	Altice Financing SA (Luxemburg), 144a, 6.625%, 2/15/23	62,595
23,000	AMC Networks, Inc., 5.000%, 4/1/24	23,546
225,000	AT&T, Inc., 3.900%, 3/11/24	230,430
90,000	AT&T, Inc., 4.350%, 6/15/45	83,530
360,000	AT&T, Inc., 4.500%, 5/15/35	354,165
7,000	Block Communications, Inc., 144a, 6.875%, 2/15/25	7,508
8,000	CenturyLink, Inc., 5.800%, 3/15/22	8,320
2,000	CenturyLink, Inc., 6.450%, 6/15/21	2,160
13,000	CenturyLink, Inc., 6.875%, 1/15/28	12,902
264,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	316,856
372,000	Comcast Corp., 2.850%, 1/15/23	377,444
16,000	CommScope Technologies LLC, 144a, 5.000%, 3/15/27	15,960
4,000	CommScope, Inc., 144a, 5.500%, 6/15/24	4,164
34,000	CSC Holdings LLC, 5.250%, 6/1/24	34,683
60,000	CSC Holdings LLC, 144a, 10.125%, 1/15/23	69,600
500,000	Discovery Communications LLC, 3.450%, 3/15/25	486,696
48,000	DISH DBS Corp., 5.125%, 5/1/20	50,100

3

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 36.4% (Continued)

	Telecommunication Services — (Continued)

$23,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	$23,690
90,000	Frontier Communications Corp., 6.250%, 9/15/21†	80,325
10,000	Frontier Communications Corp., 10.500%, 9/15/22	9,562
45,000	Gray Television, Inc., 144a, 5.125%, 10/15/24	45,450
13,000	Level 3 Financing, Inc., 5.250%, 3/15/26	13,489
5,000	LIN Television Corp., 5.875%, 11/15/22	5,238
6,000	Match Group, Inc., 6.375%, 6/1/24	6,525
31,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	31,388
8,000	Nokia OYJ (Finland), 3.375%, 6/12/22	8,061
8,000	Nokia OYJ (Finland), 4.375%, 6/12/27	8,145
375,000	Qwest Corp., 6.750%, 12/1/21	414,286
181,000	Sprint Communications, Inc., 6.000%, 11/15/22	191,860
7,000	Symantec Corp., 144a, 5.000%, 4/15/25	7,326
5,000	TEGNA, Inc., 144a, 5.500%, 9/15/24	5,150
13,000	Univision Communications, Inc., 144a, 5.125%, 2/15/25	12,886
4,000	VeriSign, Inc., 144a, 4.750%, 7/15/27	4,045
425,000	Verizon Communications, Inc., 4.672%, 3/15/55	397,880
331,000	Verizon Communications, Inc., 144a, 5.012%, 4/15/49	334,279
40,000	Videotron Ltd. / Videotron Ltee (Canada), 144a, 5.125%, 4/15/27	41,100
14,000	Zayo Group LLC / Zayo Capital, Inc., 6.000%, 4/1/23	14,735
4,000	Zayo Group LLC / Zayo Capital, Inc., 144a, 5.750%, 1/15/27	4,185
		3,800,264

	Consumer Staples — 3.0%
54,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's Inc. / Albertson's LLC, 144a, 5.750%, 3/15/25	50,220
22,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.500%, 4/1/23†	21,862
13,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.125%, 6/1/22	12,870
5,000	B&G Foods, Inc., 5.250%, 4/1/25	5,100
8,000	Booz Allen Hamilton, Inc., 144a, 5.125%, 5/1/25	7,860
26,000	Cardtronics, Inc. / Cardtronics USA, 144a, 5.500%, 5/1/25	26,780
15,000	CDK Global, Inc., 144a, 4.875%, 6/1/27	15,412
17,000	Centene Corp., 6.125%, 2/15/24	18,380
27,000	Cott Holdings, Inc., 144a, 5.500%, 4/1/25	27,540
260,000	CVS Health Corp., 5.125%, 7/20/45	298,063
14,000	First Quality Finance Co., Inc., 144a, \5.000%, 7/1/25	14,280
13,000	Hertz Corp. (The), 6.750%, 4/15/19†	13,000
12,000	Hertz Corp. (The), 144a, 7.625%, 6/1/22	11,971
55,000	IHS Markit Ltd. (Bermuda), 144a, 5.000%, 11/1/22	59,365
20,000	JBS USA LLC / JBS USA Finance, Inc., 144a, 5.750%, 6/15/25	18,800
6,000	KFC Holding Co. / Pizza Hut Holdings LLC/Taco Bell of America LLC, 144a, 5.250%, 6/1/26	6,315
40,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144a, 5.000%, 6/1/24	41,700
515,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	662,380
500,000	Kroger Co. (The), 5.000%, 4/15/42	512,976
364,000	Mead Johnson Nutrition Co., 4.125%, 11/15/25	392,479
450,000	Mondelez International Holdings Netherlands BV (Netherlands), 144a, 2.000%, 10/28/21	438,443
351,000	Moody's Corp., 2.750%, 12/15/21	353,946
73,000	Post Holdings, Inc., 144a, 5.000%, 8/15/26	72,818
394,000	Reynolds American, Inc., 4.450%, 6/12/25	422,112
16,000	Rite Aid Corp., 144a, 6.125%, 4/1/23	15,710
2,000	Spectrum Brands, Inc., 6.125%, 12/15/24	2,142
17,000	THC Escrow Corp. III, 144a, 5.125%, 5/1/25	17,064
7,000	TreeHouse Foods, Inc., 4.875%, 3/15/22	7,228
14,000	TreeHouse Foods, Inc., 144a, 6.000%, 2/15/24	14,910
11,000	US Foods, Inc., 144a, 5.875%, 6/15/24	11,412
		3,573,138

	Information Technology — 2.9%
429,000	Activision Blizzard, Inc., 144a, 6.125%, 9/15/23	462,934
313,000	Apple, Inc., 4.650%, 2/23/46	350,848
17,000	CDW LLC / CDW Finance Corp., 5.000%, 9/1/23	17,701
38,000	CDW LLC / CDW Finance Corp., 5.500%, 12/1/24	41,099
395,000	Dell International LLC / EMC Corp., 144a, 6.020%, 6/15/26	435,096
87,000	Dell International LLC / EMC Corp., 144a, 7.125%, 6/15/24	95,635
54,000	Diebold Nixdorf, Inc., 8.500%, 4/15/24	60,418
432,000	Electronic Arts, Inc., 3.700%, 3/1/21	449,562
10,000	EMC Corp., 3.375%, 6/1/23	9,598

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 36.4% (Continued)

	Information Technology — (Continued)
$470,000	Fidelity National Information Services, Inc., 3.625%, 10/15/20	$492,345
7,000	First Data Corp., 144a, 7.000%, 12/1/23	7,472
5,000	j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc., 144a, 6.000%, 7/15/25	5,150
190,000	Microsoft Corp., 3.500%, 2/12/35	191,568
88,000	NCR Corp., 5.875%, 12/15/21	91,520
47,000	Open Text Corp. (Canada), 144a, 5.875%, 6/1/26	50,554
338,000	Oracle Corp., 2.650%, 7/15/26	324,333
425,000	QUALCOMM, Inc., 3.450%, 5/20/25	436,836
11,000	Quintiles IMS, Inc., 144a, 4.875%, 5/15/23	11,261
31,000	Sensata Technologies BV (Netherlands), 144a, 5.000%, 10/1/25	32,420
		3,566,350

	Industrials — 2.2%
9,000	Allegion PLC (Ireland), 5.875%, 9/15/23	9,652
31,000	Arconic, Inc., 5.125%, 10/1/24	32,162
190,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	239,926
3,000	Clean Harbors, Inc., 5.125%, 6/1/21	3,064
48,000	CNH Industrial NV (Netherlands), 4.500%, 8/15/23	51,000
19,000	Eagle Materials, Inc., 4.500%, 8/1/26	19,428
400,000	FedEx Corp., 5.100%, 1/15/44	448,899
5,000	Huntington Ingalls Industries, Inc., 144a, 5.000%, 11/15/25	5,369
57,000	KLX, Inc., 144a, 5.875%, 12/1/22	59,850
29,000	Louisiana-Pacific Corp., 4.875%, 9/15/24	29,616
280,000	Martin Marietta Materials, Inc., 1.822%, 5/22/20(A)	280,780
3,000	Moog, Inc., 144a, 5.250%, 12/1/22	3,120
20,000	Orbital ATK, Inc., 5.250%, 10/1/21	20,650
5,000	Owens-Brockway Glass Container, Inc., 144a, 5.875%, 8/15/23	5,512
430,000	Roper Technologies, Inc., 3.000%, 12/15/20	440,102
334,000	SBA Tower Trust, 144a, 2.898%, 10/8/19	335,759
350,000	Siemens Financieringsmaatschappij NV (Netherlands), 144a, 3.125%, 3/16/24	355,550
280,000	Vulcan Materials Co., 4.500%, 4/1/25	299,010
		2,639,449

	Utilities — 2.0%
78,000	AES Corp., 4.875%, 5/15/23	79,462
874,000	Alabama Power Capital Trust V, 4.398%, 10/1/42(A)	847,780
420,000	Dominion Resources, Inc., 2.000%, 8/15/21	411,931
18,000	Dynegy, Inc., 7.375%, 11/1/22	17,775
21,000	Dynegy, Inc., 144a, 8.000%, 1/15/25	20,370
384,000	Fortis, Inc. (Canada), 144a, 3.055%, 10/4/26	370,557
17,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.875%, 10/15/21	16,872
65,000	NGL Energy Partners LP / NGL Energy Finance Corp., 144a, 7.500%, 11/1/23	64,106
200,000	OmGrid Funding Ltd. (Cayman Islands), 144a, 5.196%, 5/16/27	201,109
272,000	PacifiCorp, 5.750%, 4/1/37	344,227
		2,374,189

	Real Estate — 1.4%
123,000	Care Capital Properties LP. REIT, 5.125%, 8/15/26	124,977
7,000	CoreCivic, Inc. REIT, 4.125%, 4/1/20	7,192
6,000	CoreCivic, Inc. REIT, 4.625%, 5/1/23	6,060
15,000	CoreCivic, Inc. REIT, 5.000%, 10/15/22	15,600
450,000	Crown Castle International Corp., REIT, 3.400%, 2/15/21	462,082
3,000	DuPont Fabros Technology LP, REIT, 5.625%, 6/15/23	3,202
24,000	Equinix, Inc. REIT, 5.375%, 4/1/23	24,930
7,000	Equinix, Inc. REIT, 5.375%, 5/15/27	7,464
39,000	ESH Hospitality, Inc. REIT, 144a, 5.250%, 5/1/25	40,414
113,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	115,824
12,000	Realogy Group LLC / Realogy Co.-Issuer Corp. REIT, 144a, 4.875%, 6/1/23	12,090
330,000	Simon Property Group LP REIT, 2.750%, 2/1/23	328,723
175,000	Vornado Realty LP REIT, 5.000%, 1/15/22	189,829
316,000	Welltower, Inc. REIT, 6.125%, 4/15/20	346,789
		1,685,176

	Materials — 0.9%
13,000	AK Steel Corp., 7.625%, 10/1/21†	13,524
11,000	ArcelorMittal (Luxembourg), 6.000%, 3/1/21	11,839
200,000	Braskem America Finance Co., 144a, 7.125%, 7/22/41	212,690
50,000	CF Industries, Inc., 3.450%, 6/1/23†	47,250
7,000	Commercial Metals Co., 5.375%, 7/15/27	7,131

5

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 36.4% (Continued)

	Materials — (Continued)
$48,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	$50,220
38,000	Freeport-McMoRan, Inc., 6.750%, 2/1/22	39,330
3,000	Freeport-McMoRan, Inc., 6.875%, 2/15/23	3,167
21,000	Hudbay Minerals, Inc. (Canada), 144a, 7.250%, 1/15/23	21,656
16,000	Hudbay Minerals, Inc. (Canada), 144a, 7.625%, 1/15/25	16,760
5,000	Kinross Gold Corp. (Canada), 144a, 4.500%, 7/15/27	4,988
12,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 144a, 7.000%, 4/15/25	12,600
47,000	Lundin Mining Corp. (Canada), 144a, 7.500%, 11/1/20	49,416
4,000	NOVA Chemicals Corp. (Canada), 144a, 4.875%, 6/1/24	3,985
27,000	NOVA Chemicals Corp. (Canada), 144a, 5.250%, 8/1/23	27,742
170,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	178,131
336,000	Suzano Austria GmbH, 144a, 5.750%, 7/14/26	347,760
		1,048,189
	Total Corporate Bonds	$43,892,886

	U.S. Treasury Obligations — 37.6%
936,000	U.S. Treasury Bond, 2.250%, 8/15/46	824,046
410,000	U.S. Treasury Bond, 2.500%, 2/15/46	381,620
565,000	U.S. Treasury Bond, 2.875%, 11/15/46	568,112
135,000	U.S. Treasury Bond, 3.000%, 5/15/45	139,108
21,370,000	U.S. Treasury Inflation Indexed Bonds, 0.375%, 1/15/27	21,243,738
1,500,000	U.S. Treasury Note, 1.125%, 7/31/21	1,462,032
1,500,000	U.S. Treasury Note, 1.375%, 4/30/21	1,480,840
4,350,000	U.S. Treasury Note, 1.875%, 4/30/22	4,349,152
8,500,000	U.S. Treasury Note, 2.000%, 12/31/21	8,561,430
4,740,000	U.S. Treasury Note, 2.000%, 11/15/26	4,621,870
1,762,000	U.S. Treasury Note, 2.375%, 5/15/27	1,773,150
	Total U.S. Treasury Obligations	$45,405,098

	U.S. Government Mortgage-Backed
	Obligations — 9.8%
65,152	FHLMC, Pool #1B3366, 3.447%, 3/1/37(A)	68,814
169,383	FHLMC, Pool #1H1348, 2.684%, 10/1/36(A)	178,805
465,209	FHLMC, Pool #1Q0339, 3.587%, 4/1/37(A)	491,887
22,869	FHLMC, Pool #A12886, 5.000%, 8/1/33	25,146
61,141	FHLMC, Pool #A13842, 6.000%, 9/1/33	68,702
13,733	FHLMC, Pool #A21415, 5.000%, 5/1/34	15,009
29,203	FHLMC, Pool #A35682, 5.000%, 7/1/35	31,825
16,373	FHLMC, Pool #A36523, 5.000%, 8/1/35	17,895
85,177	FHLMC, Pool #A46590, 5.000%, 8/1/35	92,482
25,793	FHLMC, Pool #A56988, 5.500%, 2/1/37	28,745
170,787	FHLMC, Pool #A96485, 4.500%, 1/1/41	183,659
798,764	FHLMC, Pool #A97897, 4.500%, 4/1/41	871,606
26,302	FHLMC, Pool #C62740, 7.000%, 1/1/32	29,105
26,384	FHLMC, Pool #C72254, 6.500%, 7/1/32	30,124
98,299	FHLMC, Pool #C90986, 7.000%, 6/1/26	107,641
27,842	FHLMC, Pool #G02184, 5.000%, 4/1/36	30,445
435,286	FHLMC, Pool #G05733, 5.000%, 11/1/39	479,907
262,081	FHLMC, Pool #J13584, 3.500%, 11/1/25	274,238
99,475	FNMA, Pool #255628, 5.500%, 2/1/25	110,101
5,283	FNMA, Pool #432269, 6.500%, 8/1/28	5,843
5,041	FNMA, Pool #535290, 8.000%, 5/1/30	5,902
10,292	FNMA, Pool #540040, 7.500%, 6/1/28	10,316
21,107	FNMA, Pool #561741, 7.500%, 1/1/31	24,053
39,066	FNMA, Pool #640291, 7.000%, 8/1/32	40,114
32,717	FNMA, Pool #653301, 6.500%, 7/1/32	36,186
73,216	FNMA, Pool #653502, 6.500%, 7/1/32	80,980
46,487	FNMA, Pool #670402, 6.500%, 6/1/32	52,287
2,759	FNMA, Pool #704460, 6.000%, 5/1/18	2,768
5,409	FNMA, Pool #725906, 2.867%, 8/1/34(A)	5,709
257,089	FNMA, Pool #745257, 6.000%, 1/1/36	292,055
1,898	FNMA, Pool #745974, 3.235%, 10/1/36(A)	2,015
107,209	FNMA, Pool #810049, 5.500%, 3/1/35	119,053
164,994	FNMA, Pool #819297, 6.000%, 9/1/35	188,278
56,076	FNMA, Pool #889060, 6.000%, 1/1/38	63,556
121,657	FNMA, Pool #889061, 6.000%, 1/1/38	139,842
83,053	FNMA, Pool #893003, 7.000%, 9/1/36	89,510
12,421	FNMA, Pool #895657, 6.500%, 8/1/36	13,719
185,782	FNMA, Pool #905049, 5.500%, 11/1/36	205,626
139,839	FNMA, Pool #908944, 5.500%, 1/1/37	154,776
673,193	FNMA, Pool #928553, 5.500%, 8/1/37	767,439
19,050	FNMA, Pool #995220, 6.000%, 11/1/23	20,177
313,160	FNMA, Pool #AA3467, 4.500%, 4/1/39	339,798
497,919	FNMA, Pool #AA4584, 4.500%, 4/1/39	540,280
113,552	FNMA, Pool #AB1800, 4.000%, 11/1/40	120,558
409,410	FNMA, Pool #AB2452, 4.000%, 3/1/26	430,955
128,039	FNMA, Pool #AD3775, 4.500%, 3/1/25	135,642
171,392	FNMA, Pool #AD6193, 5.000%, 6/1/40	187,413
412,208	FNMA, Pool #AE0996, 4.000%, 2/1/41	437,645
235,396	FNMA, Pool #AE1568, 4.000%, 9/1/40	248,537
691,631	FNMA, Pool #AE2497, 4.500%, 9/1/40	753,997
110,348	FNMA, Pool #AE5441, 5.000%, 10/1/40	120,710
357,198	FNMA, Pool #AH1135, 5.000%, 1/1/41	391,516
586,466	FNMA, Pool #AH3483, 3.500%, 2/1/26	612,125
247,401	FNMA, Pool #AH3671, 4.000%, 2/1/26	260,402
615,610	FNMA, Pool #AH6622, 4.000%, 3/1/41	657,859
25,894	FNMA, Pool #AI0805, 4.500%, 7/1/41	27,865
794,130	FNMA, Pool #AL0150, 4.000%, 2/1/41	843,331
192,570	FNMA, Pool #AL0211, 5.000%, 4/1/41	210,957
38,489	GNMA, Pool #5305, 4.000%, 2/20/42	40,704

6

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 9.8% (Continued)
$9,701	GNMA, Pool #748495, 4.000%, 8/15/40	$10,234
18,256	GNMA, Pool #8503, 2.125%, 9/20/24(A)	18,730
	Total U.S. Government
	Mortgage-Backed Obligations	$11,845,598

	Asset-Backed Securities — 4.4%
475,000	Ascentium Equipment Receivables Trust, Ser 2016-1A, Class B, 144a, 2.850%, 7/10/20	480,370
3,406	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(C)	3,511
374,845	CWHEQ Home Equity Loan Trust, Ser 2007-S1, Class A5, 6.018%, 11/25/36(A)	359,189
450,000	Dell Equipment Finance Trust, Ser 2015-1, Class C, 144a, 2.420%, 3/23/20	451,372
176,271	Domino's Pizza Master Issuer LLC, Ser 2012-1A, Class A2, 144a, 5.216%, 1/25/42	176,356
381,242	FFMLT Trust, Ser 2005-FFA, Class M3, 6.017%, 3/25/25(C)	394,266
197,694	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 6.812%, 12/25/29(C)	246,079
46,756	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.589%, 10/25/31(C)	49,695
300,000	Leaf Receivables Funding LLC, Ser 2016-1, Class B, 144a, 2.780%, 8/15/22	301,980
1,515,845	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	1,657,942
440,701	Orange Lake Timeshare Trust, Ser 2016-A, Class A, 144a, 2.610%, 3/8/29	440,068
1,872	RASC Trust, Ser 2001-KS3, Class AI6, 5.960%, 9/25/31(A)	1,944
313,163	Sonic Capital LLC, Ser 2016-1A, Class A2, 144a, 4.472%, 5/20/46	312,686
398,278	SpringCastle America Funding LLC, Ser 2016-AA, Class A, 144a, 3.050%, 4/25/29	400,624
	Total Asset-Backed Securities	$5,276,082

	Non-Agency Collateralized Mortgage
	Obligations — 2.7%
4,104	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 3.377%, 3/25/35(A)	3,982
264,997	Alternative Loan Trust, Ser 2004-30CB, Class 3A1, 5.000%, 2/25/20	262,079
17,560	Alternative Loan Trust, Ser 2005-J3, Class 3A1, 6.500%, 9/25/34	17,180
45,035	CSFB Mortgage-Backed Trust, Ser 2004-7, Class 6A1, 5.250%, 10/25/19	45,521
102,315	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 3.292%, 2/25/35(A)	103,718
269,247	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 3.455%, 4/25/35(A)	271,361
58,913	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 3.355%, 6/25/36(A)	53,165
34,681	MASTR Alternative Loans Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	34,876
207,678	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	157,355
341,919	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.643%, 2/25/43(A)	348,977
591,088	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.568%, 8/25/43(A)	583,221
1,170	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Ser 2004-21XS, Class 2A6B, 5.650%, 12/25/34(C)	1,186
143,420	Structured Asset Securities Corp. Trust, Ser 2005-17, Class 5A1, 5.500%, 10/25/35	115,766
700,000	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)	717,163
351,250	Towd Point Mortgage Trust, Ser 2016-2, Class A1, 144a, 3.000%, 8/25/55(A)	356,177
116,708	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	106,301
116,296	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-G, Class A1, 2.992%, 6/25/33 (A)	116,875
	Total Non-Agency Collateralized Mortgage Obligations	$3,294,903

	Commercial Mortgage-Backed Securities — 1.4%
595,000	Cosmopolitan Hotel Trust, Ser 2016-CSMO, Class A, 144a, 2.559%, 11/15/33(A)	599,471
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.673%, 9/10/35(A)	554,613
528,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.949%, 10/6/38(A)	509,173
	Total Commercial Mortgage-Backed Securities	$1,663,257

7

Touchstone Active Bond Fund (Unaudited) (Continued)

		Market
Shares		Value

	Preferred Stocks — 0.9%

	Real Estate — 0.3%
13,792	Public Storage REIT, 4.900%	$333,628

	Utilities — 0.6%
8,634	Entergy Arkansas, Inc., 4.875%	207,648
8,769	Entergy Louisiana LLC, 4.875%	210,631
7,966	Entergy Mississippi, Inc., 4.900%†	193,335
6,160	Integrys Holding, Inc., 6.000%(A)	166,012
		777,626
	Total Preferred Stocks	$1,111,254

Principal
Amount

	Sovereign Government Obligations — 0.5%
$253,000	Bermuda Government International Bond, 144a, 3.717%, 1/25/27	253,969
350,000	Mexico Government International Bond, 4.350%, 1/15/47	328,720
	Total Sovereign Government Obligations	$582,689

	Agency Collateralized Mortgage
	Obligations — 0.2%
130,860	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	132,436
134,284	FNMA Trust, Ser 2004-W15, Class 2AF, 1.466%, 8/25/44(A)	133,300
10,335	GNMA, Ser 2003-11, Class GJ, 4.000%, 10/17/29	10,842
	Total Agency Collateralized Mortgage Obligations	$276,578

Shares

	Short-Term Investment Funds — 7.0%
7,145,613	Dreyfus Government Cash Management, Institutional Shares, 0.91%¥W	7,145,613
1,255,542	Invesco Government & Agency Portfolio, Institutional Class, 0.89%**¥W	1,255,542
	Total Short-Term Investment Funds	$8,401,155

	Total Investment Securities —100.9%
	(Cost $119,788,087)	$121,749,500
	Liabilities in Excess of Other Assets — (0.9)%	(1,144,846)
	Net Assets — 100.0%	$120,604,654

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2017.

(B)	Perpetual Bond - A bond with no definite maturity date.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of June 30, 2017.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $1,217,421.

¥	WOpen-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at $14,065,955 or 11.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

8

Touchstone Active Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$43,892,886	$—	$43,892,886
U.S. Treasury Obligations	—	45,405,098	—	45,405,098
U.S. Government Mortgage-Backed Obligations	—	11,845,598	—	11,845,598
Asset-Backed Securities	—	5,276,082	—	5,276,082
Non-Agency Collateralized Mortgage Obligations	—	3,294,903	—	3,294,903
Commercial Mortgage-Backed Securities	—	1,663,257	—	1,663,257
Preferred Stocks	945,242	166,012	—	1,111,254
Sovereign Government Obligations	—	582,689	—	582,689
Agency Collateralized Mortgage Obligations	—	276,578	—	276,578
Short-Term Investment Funds	8,401,155	—	—	8,401,155
Other Financial Instruments***
Futures Interest Rate Contracts	17,188	—	—	17,188
Total Assets	$9,363,585	$112,403,103	$—	$121,766,688

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments***
Futures Interest Rate Contracts	$(18,086)	$—	$—	$(18,086)
Total	$9,345,499	$112,403,103	$—	$121,748,602

***Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represents unrealized appreciation (depreciation) on futures interest rate contracts.

9

Touchstone Active Bond Fund (Unaudited) (Continued)

Futures Contracts

At June 30, 2017, $13,025 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2017:

				Unrealized
		Number of	Notional	Appreciation/
Description	Expiration Date	Contracts	Value	(Depreciation)
Short Futures:
Ultra Bond Futures	September 2017	10	$1,675,938	17,188
Long Futures:
5-Year US Note	September 2017	59	6,970,406	(18,086)
				$(898)

See accompanying Notes to Portfolios of Investments.

10

Portfolio of Investments

Touchstone Arbitrage Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value
Common Stocks — 85.0%
Financials — 20.0%
Avista Healthcare Public Acquisition Corp. - Class A (Cayman Islands)*	322,670	$3,178,300
Boulevard Acquisition Corp. II*	184,351	1,847,197
Boulevard Acquisition Corp. II*	29,300	302,083
CF Corp. - Class A (Cayman Islands)*	13,044	146,745
Double Eagle Acquisition Corp. - Class A (Cayman Islands)*	55,478	552,006
Gores Holdings II, Inc.*	107,940	1,126,894
Gores Holdings II, Inc., Class A*	199,671	2,002,700
GTY Technology Holdings, Inc. (Cayman Islands)*	15,474	161,858
GTY Technology Holdings, Inc., Class A (Cayman Islands)*†	320,537	3,243,834
Kayne Anderson Acquisition Corp., Class A*	80,543	782,878
Kayne Anderson Acquisition Corp., Class C*	461,165	4,611,650
KCG Holdings, Inc. - Class A*††	218,330	4,353,500
Landcadia Holdings, Inc.*	245,452	2,483,974
Matlin and Partners Acquisition Corp.*	305,105	3,060,203
Matlin and Partners Acquisition Corp., Class A*	96,098	928,307
Quinpario Acquisition Corp. 2*	52,188	517,705
Saban Capital Acquisition Corp., Class A (Cayman Island)*	152,926	1,529,260
Silver Run Acquisition Corp. II*	32,761	347,594
Silver Run Acquisition Corp. II, Class A*†	257,923	2,643,711
TPG Pace Energy Holdings Corp.*	382,317	3,991,389
TPG Pace Holdings Corp. (Cayman Islands)*	336,645	3,453,978
Vantage Energy Acquisition Corp., Class A*	90,334	880,756
Vantage Energy Acquisition Corp., Class C*	338,852	3,432,571
		45,579,093

Health Care — 19.8%
Akorn, Inc.*††	200,295	6,717,894
Albany Molecular Research, Inc.*††	160,000	3,472,000
Alere, Inc.*††	191,135	9,593,066
CR Bard, Inc.††	23,170	7,324,269
Humana, Inc.	2,500	601,550
Novadaq Technologies, Inc. (Canada)*	195,286	2,288,752
PAREXEL International Corp.*	27,500	2,390,025
Patheon NV (Netherlands)*	36,149	1,260,877
Spectranetics Corp. (The)*	29,432	1,130,189
STADA Arzneimittel AG (Germany)	46,500	3,297,604
VCA, Inc.*††	78,230	7,221,411
		45,297,637

Consumer Discretionary — 12.9%
Kate Spade & Co.*	364,300	6,735,907
Lennar Corp. - Class A	17,200	917,104
Lennar Corp. - Class B	37,320	1,678,280
Lions Gate Entertainment Corp., Class B (Canada)*††	39,139	1,028,573
Nord Anglia Education, Inc. (Cayman Islands)*	110,700	3,605,499
Panera Bread Co. - Class A*	14,500	4,562,280
Staples, Inc.	345,000	3,474,150
Tribune Media Co., Class A††	183,460	7,479,664
		29,481,457

Information Technology — 8.0%
Brocade Communications Systems, Inc.††	697,480	8,795,223
Dell Technologies, Inc. - Class V*	12,500	763,875
NXP Semiconductors NV (Netherlands)*	62,770	6,870,177
VMware, Inc. - Class A*	22,100	1,932,203
		18,361,478

Telecommunication Services — 7.2%
FairPoint Communications, Inc.*	326,772	5,113,982
Level 3 Communications, Inc.*††	125,860	7,463,498
Straight Path Communications, Inc., Class B*†	21,500	3,862,475
		16,439,955

Consumer Staples — 5.7%
Reynolds American, Inc.††	103,350	6,721,884
Rite Aid Corp.*	697,942	2,058,929
Whole Foods Market, Inc.	99,000	4,168,890
		12,949,703

Energy — 4.4%
Alon USA Energy, Inc.	273,205	3,639,091
Veresen, Inc. (Canada)†	450,000	6,364,127
		10,003,218

Real Estate — 3.6%
Care Capital Properties, Inc. REIT	251,363	6,711,392
Forestar Group, Inc.*††	93,555	1,604,468
		8,315,860

Industrials — 3.4%
Swift Transportation Co.*††	294,860	7,813,790
Total Common Stocks		$194,242,191

Principal
Amount

	Corporate Bonds — 12.6%

	Financials — 4.9%

$1,000,000	Allstate Corp. (The), 3.117%, 5/15/37(A)	985,050
1,800,000	Banco Bilbao Vizcaya Argentaria SA (Spain), 9.000%(A)(B)	1,880,978
1,000,000	Barclays PLC (United Kingdom), 8.250%(A)(B)	1,060,000
2,000,000	Cloverie PLC for Zurich Insurance Co. Ltd., EMTN, (Ireland), 8.250%(A)(B)	2,055,248
1,000,000	Cooperatieve Rabobank UA (Netherlands), 144a, 11.000%(A)(B)	1,161,500
500,000	Corestates Capital III, 144a, 1.752%, 2/15/27(A)	467,500

11

Touchstone Arbitrage Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 12.6% (Continued)

	Financials — (Continued)
$500,000	JPMorgan Chase Capital XIII, 2.246%, 9/30/34(A)	$465,000
500,000	JPMorgan Chase Capital XXIII, 2.182%, 5/15/47(A)†	460,625
1,375,000	Manufacturers & Traders Trust Co., 1.842%, 12/1/21(A)	1,356,094
375,000	NB Capital Trust III, 1.708%, 1/15/27(A)	354,375
1,000,000	Societe Generale SA (France), 8.250%(A)(B)	1,060,910
		11,307,280

	Consumer Discretionary — 2.4%
389,000	Cablevision Systems Corp., 8.625%, 9/15/17	393,863
1,450,000	Downstream Development Authority of Quapaw Tribe of Oklahoma, 144a, 10.500%, 7/1/19	1,410,125
500,000	General Motors Financial Co., Inc., 4.750%, 8/15/17	501,704
596,000	HD Supply, Inc., 144a, 5.250%, 12/15/21	625,428
1,000,000	LIN Television Corp., 5.875%, 11/15/22	1,047,500
1,500,000	WCI Communities, Inc. / Lennar Corp., 6.875%, 8/15/21	1,561,035
		5,539,655

	Information Technology — 1.5%
2,325,000	EMC Corp., 1.875%, 6/1/18	2,311,957
1,000,000	QUALCOMM, Inc., 1.558%, 5/20/19(A)	1,003,125
		3,315,082

	Materials — 1.3%
1,000,000	Monsanto Co., 1.850%, 11/15/18	999,393
1,000,000	Silgan Holdings, Inc., 5.500%, 2/1/22	1,027,500
1,000,000	Vulcan Materials Co., 1.846%, 6/15/20(A)	999,934
		3,026,827

	Telecommunication Services — 1.0%
1,000,000	Clearwire Communications LLC / Clearwire Finance, Inc., 144a, 8.250%, 12/1/40	1,025,000
250,000	Nexstar Broadcasting, Inc., 144a, 6.125%, 2/15/22	261,562
1,000,000	Verizon Communications, Inc., 1.722%, 5/22/20(A)	1,000,750
		2,287,312

	Health Care — 0.7%
1,500,000	CR Bard, Inc., 1.375%, 1/15/18	1,499,610

	Consumer Staples — 0.5%
1,150,000	Mondelez International Holdings Netherlands BV (Netherlands), 144a, 1.782%, 10/28/19(A)	1,154,637

	Energy — 0.3%
557,000	Rice Energy, Inc., 6.250%, 5/1/22	582,065
	Total Corporate Bonds	$28,712,468

	Commercial Mortgage-Backed Security — 0.6%
1,500,000	CFCRE Mortgage Trust, Ser 2015-RUM, Class C, 144a, 3.909%, 7/15/30(A)	1,480,980

	Shares
Exchange Traded Funds — 0.4%
Consumer Discretionary Select Sector SPDR Fund	873	78,247
Financial Select Sector SPDR Fund	713	17,590
Health Care Select Sector SPDR Fund	570	45,167
iShares US Telecommunications ETF	181	5,839
SPDR S&P 500 ETF Trust	2,300	556,140
Technology Select Sector SPDR Fund	3,663	200,439
Total Exchange Traded Funds		$903,422

Warrants — 0.2%

Financials — 0.2%
Avista Healthcare Public, Class A (Cayman Islands), Exp 12/02/21, Price $5.75*	94,500	42,525
Double Eagle Acquisition Corp., Class A (Cayman Islands), Exp 10/16/20, Price $5.75*	203,000	97,440
Gores Holdings II, Inc., Class A, Exp 03/06/22, Price $11.50*	48,125	71,706
GTY Technology Holdings, Inc., Class A (Cayman Islands), Exp 11/14/21, Price $11.50*†	54,092	59,501
Saban Capital Acquisition Corp., Class A (Cayman Islands), Exp 09/21/21, Price $11.50*	18,783	23,479
Silver Run Acquisition Corp. II, Class A, Exp 04/27/22, Price 11.50*	65,417	96,817
Total Warrants		$391,468

Number
of
Rights

Rights — 0.2%
Media General, Inc. Exp 1/19/18, Strike Price $10.00*	180,000	383,400

Shares

Preferred Stock — 0.0%

Real Estate — 0.0%
Public Storage REIT, 5.900%(B)	5,000	125,450

12

Touchstone Arbitrage Fund (Unaudited) (Continued)

	Number
	of	Market
	Contracts	Value

Purchased Options — 0.0%

Purchased Put Options — 0.0%

SPDR S&P 500 ETF Trust., Strike @ 2,300.00, Exp 06/17††	231	$231
SPDR S&P 500 ETF Trust., Strike @ 2,420.00, Exp 07/17††	115	8,740
		8,971

Purchased Call Options — 0.0%
Kellogg Co., Strike @ 80.00, Exp 07/17††	275	—
Total Purchased Options		$8,971

	Shares
Short-Term Investment Funds — 10.2%
Dreyfus Government Cash Management, Institutional Shares, 0.91%¥W	17,197,156	17,197,156
Invesco Government & Agency Portfolio, Institutional Class, 0.89%**¥W	6,053,994	6,053,994
Total Short-Term Investment Funds		$23,251,150
Total Long Positions
(Cost $247,392,168)		$249,499,500

Securities Sold Short — (23.2%)

Common Stocks — (20.3%)

Telecommunication Services — (4.1%)
CenturyLink, Inc.	(179,802)	(4,293,672)
Consolidated Communications Holdings, Inc.	(238,543)	(5,121,518)
		(9,415,190)

Energy — (3.7%)
Delek US Energy, Inc.	(137,671)	(3,640,021)
Pembina Pipeline Corp. (Canada)	(142,740)	(4,727,547)
		(8,367,568)

Industrials — (3.4%)
Knight Transportation, Inc.	(212,318)	(7,866,382)

Real Estate — (3.0%)
Sabra Health Care REIT, Inc., REIT	(282,279)	(6,802,924)

Consumer Discretionary — (2.4%)
Lennar Corp. - Class A	(54,520)	(2,907,006)
Lions Gate Entertainment Corp., Class A (Canada)	(39,139)	(1,104,503)
Sinclair Broadcast Group, Inc., Class A	(42,195)	(1,388,216)
		(5,399,725)

Consumer Staples — (1.6%)
British American Tobacco PLC, ADR	(54,362)	(3,725,971)

Health Care — (1.3%)
Becton Dickinson and Co.	(11,763)	(2,295,079)
Humana, Inc.	(2,500)	(601,550)
		(2,896,629)

Information Technology — (0.8%)
VMware, Inc. - Class A*	(22,100)	(1,932,203)
Total Common Stocks		$(46,406,592)

Exchange Traded Funds — (2.9%)
Consumer Staples Select Sector SPDR Fund	(98)	(5,384)
Energy Select Sector SPDR Fund	(3,181)	(206,511)
Industrial Select Sector SPDR Fund	(424)	(28,879)
Materials Select Sector SPDR Fund	(177)	(9,524)
Real Estate Select Sector SPDR Fund	(2,412)	(77,666)
SPDR S&P 500 ETF Trust	(25,400)	(6,141,720)
Utilities Select Sector SPDR Fund	(441)	(22,914)
Total Exchange Traded Funds		$(6,492,598)

Total Securities Sold Short
(Proceeds $49,030,945)		$(52,899,190)

	Number
	of
	Contracts
Written Options — (0.0%)
Written Put Options — (0.0%)
Kellogg Co., Strike @ 70.00, Exp 07/17	(38)	(5,130)
Kellogg Co., Strike @ 72.50, Exp 07/17	(38)	(12,540)
Lennar Corp., Strike @ 50.00, Exp 07/17	(224)	(3,360)
Mobileye NV (Netherlands), Strike @ 60.00, Exp 07/17	(838)	(12,570)
Panera Bread Co., Strike @ 310.00, Exp 08/17	(120)	(7,200)
SPDR S&P 500 ETF Trust., Strike @ 2,200.00, Exp 06/17	(231)	(231)
SPDR S&P 500 ETF Trust., Strike @ 2,410.00, Exp 07/17	(346)	(14,532)
Straight Path Communication, Strike @ 175.00, Exp 07/17	(88)	(3,080)
Whole Foods Market, Inc., Strike @ 42.00, Exp 07/17	(390)	(5,070)
		$(63,713)

13

Touchstone Arbitrage Fund (Unaudited) (Continued)

	Number
	of	Market
	Contracts	Value

Written Call Options — (0.0%)
Novadaq Technologies, Inc., Strike @ 12.50, Exp 07/17	(1,500)	$(7,500)
Panera Bread Co., Strike @ 315.00, Exp 08/17	(60)	(2,700)
Panera Bread Co., Strike @ 320.00, Exp 08/17	(60)	(1,500)
Straight Path Communication, Strike @ 185.00, Exp 07/17	(88)	(3,520)
VMware Inc., strike @ 89.50, Exp 07/17	(101)	(2,525)
Whole Foods Market, Inc., Strike @ 42.50, Exp 06/17	(300)	(900)
Whole Foods Market, Inc., Strike @ 42.50, Exp 07/17	(300)	(3,900)
Whole Foods Market, Inc., Strike @ 43.50, Exp 07/17	(390)	(19,110)
		$(41,655)

Total Written Options
(Premiums received $155,175)		$(105,368)

Total — 86.0%		$196,494,942

Cash Collateral for Securities
Sold Short and Written Options — 19.0%		43,330,562

Liabilities in Excess of Other Assets — (5.0%)		(11,312,952)

Net Assets — 100.0%		$228,512,552

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2017.

(B)	Perpetual Bond - A bond with no definite maturity date.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $5,780,660.

††	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of June 30, 2017 was $71,260,257.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange Traded Fund

EMTN - Euro Medium Term Note

EUR - Euro

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at $7,586,732 or 3.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

14

Touchstone Arbitrage Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$194,242,191	$—	$—	$194,242,191
Corporate Bonds	—	28,712,468	—	28,712,468
Commercial Mortgage-Backed Security	—	1,480,980	—	1,480,980
Exchange Traded Funds	903,422	—	—	903,422
Warrants	391,468	—	—	391,468
Rights	—	—	383,400	383,400
Preferred Stock	125,450	—	—	125,450
Purchased Options Equity Contracts	8,971	—	—	8,971
Short-Term Investment Funds	23,251,150	—	—	23,251,150
Total Assets	$218,922,652	$30,193,448	$383,400	$249,499,500

Liabilities:
Securities Sold Short
Common Stocks	$(46,406,592)	$—	$—	$(46,406,592)
Exchange Traded Funds	(6,492,598)	—	—	(6,492,598)
Other Financial Instruments***
Written Options Equity Contracts	(105,368)	—	—	(105,368)
Forward Foreign Currency Contracts	—	(155,364)	—	(155,364)
Total Liabilities	$(53,004,558)	$(155,364)	$—	$(53,159,922)
Total	$165,918,094	$30,038,084	$383,400	$196,339,578

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent market value for written option equity contracts and unrealized depreciation on forward foreign currency contracts.

Measurements Using Unobservable Inputs (Level 3)

Assets	Rights
Beginning balance September 30, 2016	$—
Corporate Actions	55,800
Net change in unrealized appreciation/depreciation	327,600

Ending balance June 30, 2017	$383,400

Net Change in Unrealized Appreciation/Depreciation for Investments in Securities Still Held at June 30, 2017	$383,400

		Valuation	Unobservable
Rights	Fair Value	Technique	Input
Media General, Inc.
Exp 1/19/18,		Issuer	New
Strike Price $10.00	$383,400	Guidance	Issuer

Transactions in written options for the period ended June 30, 2017.

	Number of	Premiums
	Contracts	Received

Beginning balance, September 30, 2016	1,390	$93,336
Call Options Written	13,792	807,748
Put Options Written	29,441	1,985,431
Call Options Closed	(1,390)	(109,673)
Put Options Closed	(12,895)	(1,146,303)
Call Options Expired	(6,355)	(174,400)
Put Options Expired	(12,954)	(714,027)
Call Options Exercised	(4,156)	(468,783)
Put Options Exercised	(1,761)	(118,154)
Ending balance, June 30, 2017	5,112	$155,175

15

Touchstone Arbitrage Fund (Unaudited) (Continued)

Forward Foreign Currency Contracts

		Contract to				Unrealized
Counterparty	Expiration Date	Receive		Deliver		Depreciation

Brown Brothers Harriman	07/31/2017	USD	1,589,469	CAD	2,182,500	$(94,581)
Brown Brothers Harriman	08/31/2017	USD	3,418,739	EUR	3,036,450	(60,783)
						$(155,364)

See accompanying Notes to Portfolios of Investments.

16

Portfolio of Investments

Touchstone Emerging Markets Small Cap Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.7%
South Korea — 14.5%
Consumer Discretionary — 3.5%
Hanssem Co. Ltd.	1,000	$160,818
Innocean Worldwide, Inc.	1,829	101,989
Loen Entertainment, Inc.	2,684	205,027

Consumer Staples — 1.4%
BGF retail Co. Ltd.	2,145	189,507

Financials — 1.4%
KIWOOM Securities Co. Ltd.	2,392	195,097

Health Care — 1.8%
Value Added Technologies Co. Ltd.	4,101	100,146
Vieworks Co. Ltd.	2,763	138,845

Industrials — 2.5%
Hyundai Development Co.-Engineering & Construction	3,807	156,360
Hyundai Engineering & Construction Co. Ltd.	4,503	181,409

Information Technology — 2.4%
Jusung Engineering Co. Ltd.*	16,158	192,005
Silicon Works Co. Ltd.	4,378	134,246

Materials — 1.5%
Korea Petrochemical Ind Co. Ltd.	883	195,388
Total South Korea		1,950,837

Cayman Islands — 13.8%

Consumer Discretionary — 8.2%
China Lodging Group Ltd. ADR*	2,457	198,231
Gourmet Master Co. Ltd.	19,470	209,933
Tarena International, Inc. ADR	10,380	185,906
Tianneng Power International Ltd.	206,000	169,028
Xinyi Glass Holdings Ltd.	214,000	211,822
Xtep International Holdings Ltd.	317,000	122,233

Industrials — 3.1%
Bizlink Holding, Inc.	31,031	219,097
Lonking Holdings Ltd.	650,000	203,626

Information Technology — 1.4%
Tongda Group Holdings Ltd.	640,000	190,937

Materials — 1.1%
China Resources Cement Holdings Ltd.	300,000	149,050
Total Cayman Islands		1,859,863

Taiwan — 12.9%
Consumer Discretionary — 1.0%
Basso Industry Corp.	46,000	128,548

Consumer Staples — 0.8%
Grape King Bio Ltd.	17,000	113,047

Information Technology — 9.5%
Elite Advanced Laser Corp.	27,000	121,929
Elite Material Co. Ltd.	52,000	252,002
Inventec Corp.	241,000	196,285
King Yuan Electronics Co. Ltd.	182,000	186,231
Micro-Star International Co. Ltd.	61,000	141,594
Primax Electronics Ltd.	94,000	192,630
Vanguard International Semiconductor Corp.	96,000	189,274

Materials — 1.6%
China General Plastics Corp.	238,320	221,010
Total Taiwan		1,742,550

India — 12.7%

Consumer Discretionary — 3.3%
Ceat Ltd.*	5,666	157,222
Exide Industries Ltd.	53,132	181,033
Videocon d2h Ltd. ADR*	10,809	105,280

Financials — 5.2%
Edelweiss Financial Services Ltd.	54,073	160,024
Karnataka Bank Ltd. (The)	62,347	157,072
L&T Finance Holdings Ltd.	70,297	156,822
Reliance Capital Ltd.	23,067	229,694

Industrials — 1.2%
Voltas Ltd.	22,329	157,884

Materials — 1.4%
Hindalco Industries Ltd.	61,513	181,386

Utilities — 1.6%
Indraprastha Gas Ltd.	13,316	217,592
Total India		1,704,009

Brazil — 7.1%

Consumer Discretionary — 1.2%
Magazine Luiza SA	2,100	163,542

Health Care — 3.2%
Fleury SA	23,600	190,701
Hypermarcas SA	13,700	114,590
Qualicorp SA	13,800	120,176

Industrials — 1.5%
Localiza Rent a Car SA	14,655	200,301

Real Estate — 1.2%
Iguatemi Empresa de Shopping Centers SA	16,800	165,419
Total Brazil		954,729

17

Touchstone Emerging Markets Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.7% (Continued)

South Africa — 4.4%

Consumer Staples — 1.7%
AVI Ltd.	10,453	$75,905
Clicks Group Ltd.	13,929	149,059

Financials — 1.4%
Capitec Bank Holdings Ltd.	2,948	187,031

Materials — 1.3%
Sappi Ltd.	27,676	184,239
Total South Africa		596,234

Thailand — 4.2%

Financials — 2.1%
Krungthai Card PCL	39,800	140,482
Muangthai Leasing PCL	143,300	141,210

Information Technology — 1.1%
Hana Microelectronics PCL	96,200	142,303

Real Estate — 1.0%
Sansiri PCL	2,079,400	138,341
Total Thailand		562,336

Mexico — 3.4%

Consumer Discretionary — 1.3%
Alsea SAB de CV	44,800	169,832

Industrials — 2.1%
Grupo Aeroportuario del Sureste SAB de CV - Class B	7,830	165,166
Promotora y Operadora de Infraestructura SAB de CV	9,745	116,411
Total Mexico		451,409

Philippines — 3.0%

Financials — 1.2%
Metro Pacific Investments Corp.	1,270,000	160,754

Industrials — 1.8%
Cebu Air, Inc.	59,790	116,002
International Container Terminal Services, Inc.	66,900	129,587
Total Philippines		406,343

Malaysia — 2.5%

Industrials — 2.5%
AirAsia Bhd	223,200	168,975
Malaysia Airports Holdings Bhd	81,700	162,918
Total Malaysia		331,893

Indonesia — 2.4%

Financials — 1.2%
Bank Tabungan Negara Persero Tbk PT	850,900	166,204

Health Care — 0.5%
Mitra Keluarga Karyasehat Tbk PT	482,100	72,347

Industrials — 0.7%
Waskita Karya Persero Tbk PT	511,700	88,918
Total Indonesia		327,469

Hong Kong — 2.4%

Information Technology — 1.4%
BYD Electronic International Co. Ltd.	98,000	194,260

Real Estate — 1.0%
Shenzhen Investment Ltd.	300,000	132,510
Total Hong Kong		326,770

China — 2.2%

Industrials — 1.3%
Zhejiang Expressway Co. Ltd. - Class H	130,000	169,838

Real Estate — 0.9%
Guangzhou R&F Properties Co. Ltd. - Class H	82,000	127,515
Total China		297,353

Hungary — 2.1%

Health Care — 1.4%
Richter Gedeon Nyrt	7,086	185,252

Telecommunication Services — 0.7%
Magyar Telekom Telecommuni- cations PLC	56,630	98,847
Total Hungary		284,099

United Kingdom — 1.9%

Health Care — 1.2%
NMC Health PLC	5,701	162,452

Materials — 0.7%
Evraz PLC*	35,768	96,387
Total United Kingdom		258,839

Bermuda — 1.9%

Consumer Discretionary — 0.7%
SMI Holdings Group Ltd.†	216,800	96,005

Materials — 1.2%
Nine Dragons Paper Holdings Ltd.	120,000	159,803
Total Bermuda		255,808

18

Touchstone Emerging Markets Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.7% (Continued)

Luxembourg — 1.3%

Materials — 1.3%
Ternium SA ADR	6,287	$176,602

Greece — 1.3%

Consumer Discretionary — 1.3%
JUMBO SA	9,219	168,472

Singapore — 1.2%

Real Estate — 1.2%
Yanlord Land Group Ltd.	130,900	166,864

Poland — 1.2%

Financials — 1.2%
KRUK SA	1,938	161,079

United States — 1.1%

Health Care — 1.1%
China Biologic Products, Inc.*	1,333	150,762

Turkey — 1.1%

Consumer Discretionary — 1.1%
Arcelik A/S	20,038	148,380

Jersey — 1.1%

Materials — 1.1%
West China Cement Ltd.*	936,000	141,403
Total Common Stocks		$13,424,103

Exchange Traded Fund — 0.6%
iShares MSCI Emerging Markets Small-Cap ETF	1,734	81,099

Short-Term Investment Funds — 0.4%
Dreyfus Government Cash Management, Institutional Shares, 0.91%∞Ω	111	111
Invesco Government & Agency Portfolio, Institutional Class, 0.89%**∞Ω	53,843	53,843
Total Short-Term Investment Funds		$53,954

Total Investment Securities —100.7%
(Cost $12,253,647)		$13,559,156

Liabilities in Excess of Other Assets — (0.7%)		(91,318)

Net Assets — 100.0%		$13,467,838

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $50,730.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

PCL - Public Company Limited

PLC - Public Limited Company

19

Touchstone Emerging Markets Small Cap Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
South Korea	$467,834	$1,483,003	$—	$1,950,837
Cayman Islands	594,070	1,265,793	—	1,859,863
Taiwan	—	1,742,550	—	1,742,550
India	105,280	1,598,729	—	1,704,009
Brazil	954,729	—	—	954,729
South Africa	596,234	—	—	596,234
Thailand	280,644	281,692	—	562,336
Mexico	451,409	—	—	451,409
Philippines	116,002	290,341	—	406,343
Malaysia	162,918	168,975	—	331,893
Indonesia	72,347	255,122	—	327,469
Hong Kong	—	326,770	—	326,770
China	169,838	127,515	—	297,353
Hungary	98,847	185,252	—	284,099
United Kingdom	96,387	162,452	—	258,839
Bermuda	—	255,808	—	255,808
Luxembourg	176,602	—	—	176,602
Greece	168,472	—	—	168,472
Singapore	166,864	—	—	166,864
Poland	161,079	—	—	161,079
United States	150,762	—	—	150,762
Turkey	—	148,380	—	148,380
Jersey	—	141,403	—	141,403
Exchange Traded Fund	81,099	—	—	81,099
Short-Term Investment Funds	53,954	—	—	53,954
Total	$5,125,371	$8,433,785	$—	$13,559,156

At June 30, 2017, equity securities valued at $185,252 and $778,782 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Portfolios of Investments.

20

Portfolio of Investments

Touchstone High Yield Fund – June 30, 2017 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 98.3%

	Consumer Discretionary — 23.0%
$263,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.250%, 5/15/24	$261,340
414,000	ACCO Brands Corp., 144a, 5.250%, 12/15/24	430,042
667,000	AMC Entertainment Holdings, Inc., 144a, 5.875%, 11/15/26	696,181
592,000	AMC Networks, Inc., 5.000%, 4/1/24	606,060
277,000	American Builders & Contractors Supply Co., Inc., 144a, 5.750%, 12/15/23	292,928
280,000	AV Homes, Inc., 144a, 6.625%, 5/15/22	288,750
1,251,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.500%, 4/1/23†	1,243,181
598,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.125%, 6/1/22	592,020
985,000	Belo Corp., 7.250%, 9/15/27	1,068,725
339,000	Block Communications, Inc., 144a, 6.875%, 2/15/25	363,578
353,000	Booz Allen Hamilton, Inc., 144a, 5.125%, 5/1/25	346,822
655,000	Brinker International, Inc., 3.875%, 5/15/23	629,619
1,079,000	Brinker International, Inc., 144a, 5.000%, 10/1/24	1,073,605
114,000	Brookfield Residential Properties, Inc., (Canada), 144a, 6.500%, 12/15/20	117,705
527,000	Cable One, Inc., 144a, 5.750%, 6/15/22	554,009
905,000	Cablevision Systems Corp., 5.875%, 9/15/22	951,381
500,000	Cablevision Systems Corp., 8.000%, 4/15/20	556,875
620,000	CalAtlantic Group, Inc., 5.375%, 10/1/22	668,050
168,000	CalAtlantic Group, Inc., 5.875%, 11/15/24	182,070
625,000	Cardtronics, Inc., 5.125%, 8/1/22	634,375
791,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 1/15/24	833,516
797,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	814,932
1,091,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.750%, 2/15/26	1,167,370
215,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 144a, 5.375%, 4/15/27	226,825
700,000	Century Communities, Inc., 144a, 5.875%, 7/15/25	696,500
1,341,000	Cimpress NV (Netherlands), 144a, 7.000%, 4/1/22	1,387,935
336,000	Dollar Tree, Inc., 5.750%, 3/1/23	354,581
243,000	GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	264,262
1,425,000	GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	1,556,513
796,000	Hanesbrands, Inc., 144a, 4.625%, 5/15/24	807,940
611,000	Hertz Corp. (The), 6.750%, 4/15/19†	611,000
540,000	Hertz Corp. (The), 144a, 7.625%, 6/1/22	538,704
789,000	Hilton Domestic Operating Co., Inc., 144a, 4.250%, 9/1/24	799,849
1,251,000	International Game Technology PLC (United Kingdom), 144a, 6.250%, 2/15/22	1,366,718
594,000	JC Penney Corp., Inc., 144a, 5.875%, 7/1/23	589,545
638,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144a, 5.000%, 6/1/24	665,115
262,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144a, 5.250%, 6/1/26	275,755
961,000	L Brands, Inc., 5.625%, 2/15/22	1,028,270
270,000	Lennar Corp., 4.125%, 1/15/22	279,112
332,000	Lennar Corp., 4.750%, 5/30/25	346,940
398,000	Lennar Corp., 4.875%, 12/15/23	423,124
305,000	Live Nation Entertainment, Inc., 144a, 4.875%, 11/1/24	309,575
1,008,000	LSC Communications, Inc., 144a, 8.750%, 10/15/23	1,052,100
601,000	M/I Homes, Inc., 6.750%, 1/15/21	629,548
1,427,000	MDC Partners, Inc. (Canada), 144a, 6.500%, 5/1/24	1,423,432
510,000	Men's Wearhouse, Inc. (The), 7.000%, 7/1/22	446,250
531,000	Meritage Homes Corp., 7.150%, 4/15/20	586,755
1,684,000	MGM Resorts International, 6.000%, 3/15/23	1,856,610
747,000	NCL Corp. Ltd. (Bermuda), 144a, 4.625%, 11/15/20	766,846
1,196,000	NCL Corp. Ltd. (Bermuda), 144a, 4.750%, 12/15/21	1,241,436
400,000	Netflix, Inc., 5.750%, 3/1/24	436,500
708,000	Netflix, Inc., 5.875%, 2/15/25	784,110
546,000	New Home Co., Inc. (The), 144a, 7.250%, 4/1/22	565,110
1,276,000	Penske Automotive Group, Inc., 5.375%, 12/1/24	1,283,975
586,000	Quad/Graphics, Inc., 7.000%, 5/1/22†	596,741
700,000	Quebecor Media, Inc. (Canada), 5.750%, 1/15/23	738,500
200,000	QVC, Inc., 5.125%, 7/2/22	211,461
346,000	Sabre GLBL, Inc., 144a, 5.250%, 11/15/23	358,975
768,000	Sabre GLBL, Inc., 144a, 5.375%, 4/15/23	800,640
476,000	Scotts Miracle-Gro Co. (The), 5.250%, 12/15/26	498,610

21

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.3% (Continued)

	Consumer Discretionary — (Continued)
$528,000	Service Corp. International, 5.375%, 5/15/24	$557,647
485,000	Service Corp. International, 8.000%, 11/15/21	575,938
896,000	ServiceMaster Co. LLC (The), 144a, 5.125%, 11/15/24	927,360
824,000	SFR Group SA (France), 144a, 6.250%, 5/15/24	870,350
734,000	SFR Group SA (France), 144a, 7.375%, 5/1/26	796,390
490,000	Sirius XM Radio, Inc., 144a, 5.375%, 4/15/25	506,538
440,000	Sirius XM Radio, Inc., 144a, 5.375%, 7/15/26	455,400
176,000	Sirius XM Radio, Inc., 144a, 6.000%, 7/15/24	187,000
243,000	Sonic Automotive, Inc., 5.000%, 5/15/23	231,154
633,000	Sonic Automotive, Inc., 144a, 6.125%, 3/15/27	629,835
383,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.875%, 3/1/27	381,085
188,000	TEGNA, Inc., 144a, 4.875%, 9/15/21	193,170
324,000	Toll Brothers Finance Corp., 4.875%, 11/15/25	336,150
773,000	Toll Brothers Finance Corp., 5.875%, 2/15/22	856,098
1,210,000	United Rentals North America, Inc., 4.625%, 7/15/23	1,256,282
317,000	United Rentals North America, Inc., 5.875%, 9/15/26	337,605
680,000	Videotron Ltd / Videotron Ltee (Canada), 144a, 5.125%, 4/15/27	698,700
490,000	William Lyon Homes, Inc., 5.875%, 1/31/25	504,700
295,000	ZF North America Capital, Inc., 144a, 4.500%, 4/29/22	309,750
1,301,000	ZF North America Capital, Inc., 144a, 4.750%, 4/29/25	1,372,555
		53,162,703

	Energy — 14.7%
1,084,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.125%, 11/15/22	1,092,130
351,000	Carrizo Oil & Gas, Inc., 8.250%, 7/15/25	358,898
1,137,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	1,264,912
1,015,000	Continental Resources, Inc., 4.500%, 4/15/23	969,325
725,000	Delek Logistics Partners LP, 144a, 6.750%, 5/15/25	732,250
648,000	Exterran Energy Solutions LP / EES Finance Corp., 144a, 8.125%, 5/1/25	660,960
251,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.000%, 5/15/23	245,980
2,128,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.750%, 8/1/22	2,133,320
1,575,000	Gulfport Energy Corp., 144a, 6.375%, 5/15/25	1,551,375
574,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.000%, 12/1/24	528,080
703,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 10/1/25	662,578
158,000	Holly Energy Partners LP / Holly Energy Finance Corp., 144a, 6.000%, 8/1/24	164,320
560,000	HollyFrontier Corp., 5.875%, 4/1/26	593,431
647,000	MEG Energy Corp. (Canada), 144a, 6.375%, 1/30/23	499,808
352,000	Murphy Oil USA, Inc., 5.625%, 5/1/27	366,080
609,000	Newfield Exploration Co., 5.625%, 7/1/24	634,882
681,000	NuStar Logistics LP, 4.800%, 9/1/20	708,240
1,022,000	PDC Energy, Inc., 144a, 6.125%, 9/15/24	1,037,330
699,000	Peabody Securities Finance Corp., 144a, 6.000%, 3/31/22	693,758
1,039,000	Peabody Securities Finance Corp., 144a, 6.375%, 3/31/25	1,023,415
868,000	Precision Drilling Corp. (Canada), 5.250%, 11/15/24	757,330
484,000	Precision Drilling Corp. (Canada), 6.500%, 12/15/21	473,715
41,000	Precision Drilling Corp. (Canada), 144a, 7.750%, 12/15/23	40,795
626,000	QEP Resources, Inc., 5.375%, 10/1/22	602,525
743,000	QEP Resources, Inc., 6.800%, 3/1/20	772,720
1,047,000	Range Resources Corp., 144a, 5.000%, 8/15/22	1,028,678
563,000	Range Resources Corp., 144a, 5.750%, 6/1/21	574,260
564,000	Rose Rock Midstream LP / Rose Rock Finance Corp., 5.625%, 7/15/22	542,850
730,000	SemGroup Corp., 144a, 6.375%, 3/15/25	706,275
996,000	SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 11/15/23	946,200
721,000	SESI LLC, 7.125%, 12/15/21†	686,752
1,642,000	Southwestern Energy Co., 6.700%, 1/23/25	1,605,055
1,028,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 4/15/25	1,033,140
1,370,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	1,387,125
281,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.250%, 10/15/22	298,562
1,083,950	Transocean Phoenix 2 Ltd. (Cayman Islands), 144a, 7.750%, 10/15/24	1,151,697

22

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.3% (Continued)

	Energy — (Continued)
$711,000	Tullow Oil PLC (United Kingdom), 144a, 6.000%, 11/1/20	$675,450
433,000	Tullow Oil PLC (United Kingdom), 144a, 6.250%, 4/15/22	394,571
353,000	Ultra Resources, Inc., 144a, 6.875%, 4/15/22	350,352
1,009,000	Ultra Resources, Inc., 144a, 7.125%, 4/15/25	995,126
2,492,000	Unit Corp., 6.625%, 5/15/21	2,386,090
556,000	Weatherford International Ltd (Bermuda), 6.500%, 8/1/36	472,600
		33,802,940

	Telecommunication Services — 13.8%
863,000	Altice Financing SA (Luxembourg), 144a, 7.500%, 5/15/26	957,930
1,599,000	Altice Financing SA (Luxemburg), 144a, 6.625%, 2/15/23	1,696,443
1,051,000	Altice US Finance I Corp., 144a, 5.500%, 5/15/26	1,103,550
858,000	Anixter, Inc., 5.500%, 3/1/23	916,988
334,000	CenturyLink, Inc., 5.625%, 4/1/20	353,309
1,432,000	CenturyLink, Inc., 5.800%, 3/15/22	1,489,280
436,000	CenturyLink, Inc., 6.450%, 6/15/21	470,880
564,000	CenturyLink, Inc., 6.875%, 1/15/28	559,770
741,000	CommScope Technologies LLC, 144a, 5.000%, 3/15/27	739,148
204,000	CommScope, Inc., 144a, 5.500%, 6/15/24	212,352
801,000	CSC Holdings LLC, 5.250%, 6/1/24	817,100
1,485,000	CSC Holdings LLC, 144a, 10.125%, 1/15/23	1,722,600
1,265,000	DISH DBS Corp., 5.125%, 5/1/20	1,320,344
514,000	DISH DBS Corp., 6.750%, 6/1/21	570,540
1,023,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	1,053,690
100,000	Frontier Communications Corp., 7.125%, 1/15/23	83,250
290,000	Frontier Communications Corp., 8.500%, 4/15/20	304,862
2,324,000	Frontier Communications Corp., 10.500%, 9/15/22	2,222,325
936,000	Gray Television, Inc., 144a, 5.125%, 10/15/24	945,360
741,000	Intelsat Jackson Holdings SA (Luxembourg), 5.500%, 8/1/23	613,178
49,000	Intelsat Jackson Holdings SA (Luxembourg), 7.500%, 4/1/21	45,202
594,000	Level 3 Financing, Inc., 5.250%, 3/15/26	616,340
84,000	LIN Television Corp., 5.875%, 11/15/22	87,990
257,000	Match Group, Inc., 6.375%, 6/1/24	279,488
938,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	949,725
362,000	Nokia OYJ (Finland), 3.375%, 6/12/22	364,751
362,000	Nokia OYJ (Finland), 4.375%, 6/12/27	368,563
806,000	SFR Group SA (France), 144a, 6.000%, 5/15/22	843,278
295,000	Sinclair Television Group, Inc., 144a, 5.625%, 8/1/24	302,744
386,000	SoftBank Group Corp. (Japan), 144a, 4.500%, 4/15/20	401,282
505,000	Sprint Capital Corp., 6.875%, 11/15/28	561,343
727,000	Sprint Communications, Inc., 6.000%, 11/15/22	770,620
2,693,000	Sprint Corp., 7.125%, 6/15/24	2,995,962
223,000	Sprint Corp., 7.625%, 2/15/25	256,729
303,000	T-Mobile USA, Inc., 6.000%, 3/1/23	320,704
629,000	T-Mobile USA, Inc., 6.000%, 4/15/24	673,030
1,025,000	T-Mobile USA, Inc., 6.625%, 4/1/23	1,084,655
581,000	Univision Communications, Inc., 144a, 5.125%, 5/15/23	586,624
632,000	Univision Communications, Inc., 144a, 5.125%, 2/15/25	626,470
899,000	UPCB Finance IV Ltd. (Cayman Islands), 144a, 5.375%, 1/15/25	940,579
147,000	VeriSign, Inc., 144a, 4.750%, 7/15/27	148,654
391,000	Videotron Ltd. (Canada), 5.000%, 7/15/22	413,482
147,000	Zayo Group LLC / Zayo Capital, Inc., 144a, 5.750%, 1/15/27	153,799
		31,944,913

	Health Care — 8.9%
627,000	Acadia Healthcare Co., Inc., 5.625%, 2/15/23	648,553
475,000	Acadia Healthcare Co., Inc., 6.500%, 3/1/24	507,062
1,013,000	Centene Corp., 4.750%, 1/15/25	1,040,858
1,412,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/23	1,457,678
638,000	Envision Healthcare Corp., 5.625%, 7/15/22	661,128
206,000	Envision Healthcare Corp., 144a, 5.125%, 7/1/22	211,408
520,000	Envision Healthcare Corp., 144a, 6.250%, 12/1/24	555,100
1,362,000	HCA, Inc., 5.375%, 2/1/25	1,436,638
487,000	HCA, Inc., 5.875%, 3/15/22	539,961
554,000	HCA, Inc., 5.875%, 5/1/23	603,168
1,661,000	HCA, Inc., 5.875%, 2/15/26	1,793,880
1,226,000	HealthSouth Corp., 5.750%, 11/1/24	1,258,182
98,000	LifePoint Health, Inc., 5.375%, 5/1/24	101,430
504,000	LifePoint Health, Inc., 5.500%, 12/1/21	521,640
1,145,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Luxembourg), 144a, 5.500%, 4/15/25	1,001,875
890,000	Select Medical Corp., 6.375%, 6/1/21	914,475
134,000	Teleflex, Inc., 4.875%, 6/1/26	137,015
223,000	Tenet Healthcare Corp., 4.500%, 4/1/21	226,624

23

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.3% (Continued)

	Health Care — (Continued)
$750,000	Tenet Healthcare Corp., 4.750%, 6/1/20	$776,250
2,211,000	Tenet Healthcare Corp., 6.000%, 10/1/20	2,368,534
320,000	Tenet Healthcare Corp., 144a, 7.500%, 1/1/22	347,136
705,000	THC Escrow Corp. III, 144a, 5.125%, 5/1/25	707,644
551,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	559,954
19,000	Valeant Pharmaceuticals International., 144a, 6.375%, 10/15/20	18,406
101,000	Valeant Pharmaceuticals International., 144a, 6.750%, 8/15/21	95,950
829,000	Valeant Pharmaceuticals International, Inc. (Canada), 144a, 5.500%, 3/1/23	703,605
398,000	Valeant Pharmaceuticals International, Inc. (Canada), 144a, 5.875%, 5/15/23	341,285
931,000	Valeant Pharmaceuticals International, Inc. (Canada), 144a, 6.125%, 4/15/25	787,859
296,000	Valeant Pharmaceuticals International, Inc. (Canada), 144a, 6.750%, 8/15/18	296,740
		20,620,038

	Materials — 7.4%
558,000	AK Steel Corp., 7.625%, 10/1/21†	580,499
695,000	Alcoa Nederland Holding BV (Netherlands), 144a, 6.750%, 9/30/24	754,075
494,000	Alcoa Nederland Holding BV (Netherlands), 144a, 7.000%, 9/30/26	542,165
809,000	Anglo American Capital PLC, 144a, 4.750%, 4/10/27	831,086
585,000	ArcelorMittal (Luxembourg), 5.750%, 8/5/20	629,606
89,000	ArcelorMittal (Luxembourg), 6.000%, 3/1/21	95,786
460,000	ArcelorMittal (Luxembourg), 6.750%, 2/25/22	517,500
393,000	Blue Cube Spinco, Inc., 9.750%, 10/15/23	475,530
30,000	Cascades, Inc. (Canada), 144a, 5.500%, 7/15/22	30,600
864,000	Cascades, Inc. (Canada), 144a, 5.750%, 7/15/23	883,440
1,346,000	CF Industries, Inc., 3.450%, 6/1/23†	1,271,970
285,000	Commercial Metals Co., 5.375%, 7/15/27	290,344
1,041,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	1,089,146
1,812,000	Freeport-McMoRan, Inc., 6.750%, 2/1/22	1,875,420
112,000	Freeport-McMoRan, Inc., 6.875%, 2/15/23	118,229
818,000	Hudbay Minerals, Inc. (Canada), 144a, 7.250%, 1/15/23	843,562
854,000	Hudbay Minerals, Inc. (Canada), 144a, 7.625%, 1/15/25	894,565
111,000	Kaiser Aluminum Corp., 5.875%, 5/15/24	116,828
214,000	Kinross Gold Corp. (Canada), 144a, 4.500%, 7/15/27	213,465
551,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 144a, 7.000%, 4/15/25	578,550
782,000	Lundin Mining Corp. (Canada), 144a, 7.500%, 11/1/20	822,195
365,000	Lundin Mining Corp. (Canada), 144a, 7.875%, 11/1/22	397,850
965,000	NOVA Chemicals Corp. (Canada), 144a, 4.875%, 6/1/24	961,381
373,000	NOVA Chemicals Corp. (Canada), 144a, 5.250%, 8/1/23	383,258
967,000	PolyOne Corp., 5.250%, 3/15/23	1,015,350
401,000	Steel Dynamics, Inc., 5.000%, 12/15/26	411,526
242,000	Steel Dynamics, Inc., 5.125%, 10/1/21	248,529
249,000	Steel Dynamics, Inc., 5.250%, 4/15/23	258,649
		17,131,104

	Financials — 6.6%
475,000	Aircastle Ltd. (Bermuda), 5.500%, 2/15/22	517,750
458,000	Ally Financial, Inc., 8.000%, 3/15/20	520,975
926,000	Ally Financial, Inc., 8.000%, 11/1/31	1,132,035
1,378,000	Bank of America Corp., 6.100%(A)(B)	1,496,990
1,158,000	Citigroup, Inc., 6.125%(A)(B)	1,244,850
263,000	Credit Acceptance Corp., 6.125%, 2/15/21	269,575
776,000	Credit Acceptance Corp., 7.375%, 3/15/23	807,040
578,000	Dana Financing Luxembourg Sarl (Luxembourg), 144a, 5.750%, 4/15/25	598,230
842,000	FirstCash, Inc., 144a, 5.375%, 6/1/24	878,838
1,215,000	Goldman Sachs Group, Inc. (The), 5.375%(A)(B)	1,276,722
1,264,000	JPMorgan Chase & Co., 5.300%(A)(B)	1,316,140
1,131,000	MetLife, Inc., 5.250%(A)(B)	1,174,227
597,000	Navient Corp., 5.000%, 10/26/20	619,388
326,000	Navient Corp. MTN, 8.450%, 6/15/18	343,278
1,004,000	OneMain Financial Holdings LLC, 144a, 7.250%, 12/15/21	1,057,463
1,460,000	Quicken Loans, Inc., 144a, 5.750%, 5/1/25	1,507,450
475,000	Realogy Group LLC / Realogy Co.-Issuer Corp., 144a, 4.875%, 6/1/23	478,562
		15,239,513

24

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.3% (Continued)

	Information Technology — 6.0%
$310,000	CDW LLC / CDW Finance Corp., 5.000%, 9/1/23	$322,788
849,000	CDW LLC / CDW Finance Corp., 5.500%, 12/1/24	918,244
1,517,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp, 144a, 7.125%, 6/15/24	1,667,571
148,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 144a, 5.875%, 6/15/21	155,030
1,016,000	Diebold Nixdorf, Inc., 8.500%, 4/15/24	1,136,752
711,000	EMC Corp., 3.375%, 6/1/23	682,406
1,522,000	First Data Corp., 144a, 5.000%, 1/15/24	1,565,270
578,000	First Data Corp., 144a, 5.375%, 8/15/23	604,010
336,000	First Data Corp., 144a, 7.000%, 12/1/23	358,680
211,000	j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc., 144a, 6.000%, 7/15/25	217,330
646,000	NCR Corp., 4.625%, 2/15/21	658,920
756,000	NCR Corp., 5.875%, 12/15/21	786,240
1,051,000	Open Text Corp. (Canada), 144a, 5.875%, 6/1/26	1,130,477
238,000	Quintiles IMS, Inc., 144a, 4.875%, 5/15/23	243,652
575,000	Quintiles IMS, Inc., 144a, 5.000%, 10/15/26	592,969
690,000	Sensata Technologies BV (Netherlands), 144a, 5.000%, 10/1/25	721,602
338,000	Symantec Corp., 144a, 5.000%, 4/15/25	353,737
623,000	Western Digital Corp., 10.500%, 4/1/24	734,941
276,000	Western Digital Corp., 144a, 7.375%, 4/1/23	303,255
609,000	Zayo Group LLC / Zayo Capital, Inc., 6.000%, 4/1/23	640,972
		13,794,846

	Industrials — 5.5%
1,080,000	AECOM Global II LLC / URS Fox US LP, 5.000%, 4/1/22	1,108,436
139,000	Allegion PLC (Ireland), 5.875%, 9/15/23	149,078
200,000	Allegion US Holding Co., Inc., 5.750%, 10/1/21	207,500
1,178,528	American Airlines 2013-2 Class B Pass Through Trust, 144a, 5.600%, 7/15/20	1,230,089
826,000	Amsted Industries, Inc., 144a, 5.000%, 3/15/22	852,845
267,000	Amsted Industries, Inc., 144a, 5.375%, 9/15/24	276,345
504,000	Arconic, Inc., 5.125%, 10/1/24	522,900
245,000	Arconic, Inc., 5.870%, 2/23/22	262,150
540,000	Bombardier, Inc. (Canada), 144a, 7.500%, 3/15/25	560,250
60,000	Clean Harbors, Inc., 5.125%, 6/1/21	61,275
958,000	CNH Industrial NV (Netherlands), 4.500%, 8/15/23	1,017,875
402,000	Eagle Materials, Inc., 4.500%, 8/1/26	411,045
99,000	Huntington Ingalls Industries, Inc., 144a, 5.000%, 11/15/25	106,301
952,000	JB Poindexter & Co., Inc., 144a, 9.000%, 4/1/22	998,410
965,000	KLX, Inc., 144a, 5.875%, 12/1/22	1,013,250
700,000	Louisiana-Pacific Corp., 4.875%, 9/15/24	714,875
121,000	Moog, Inc., 144a, 5.250%, 12/1/22	125,840
731,000	Multi-Color Corp., 144a, 6.125%, 12/1/22	767,550
799,000	Orbital ATK, Inc., 5.250%, 10/1/21	824,968
256,000	Owens-Brockway Glass Container, Inc., 144a, 5.875%, 8/15/23	282,240
365,000	Standard Industries, Inc., 144a, 5.375%, 11/15/24	384,619
406,000	Tenneco, Inc., 5.000%, 7/15/26	410,568
313,891	United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 9/3/22	323,308
		12,611,717

	Consumer Staples — 5.5%
1,628,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 144a, 5.750%, 3/15/25	1,514,040
212,000	B&G Foods, Inc., 5.250%, 4/1/25	216,240
201,000	Barry Callebaut Services NV (Belgium), 144a, 5.500%, 6/15/23	217,462
685,000	Cardtronics, Inc. / Cardtronics USA, 144a, 5.500%, 5/1/25	705,550
671,000	CDK Global, Inc., 144a, 4.875%, 6/1/27	689,452
587,000	Cott Beverages, Inc., 5.375%, 7/1/22	608,279
713,000	Cott Holdings, Inc., 144a, 5.500%, 4/1/25	727,260
229,000	Cumberland Farms, Inc., 144a, 6.750%, 5/1/25	241,022
464,000	First Quality Finance Co., Inc., 144a, 5.000%, 7/1/25	473,280
698,000	IHS Markit Ltd. (Bermuda), 144a, 5.000%, 11/1/22	753,400
775,000	Ingles Markets, Inc., 5.750%, 6/15/23	762,406
243,000	JBS USA LLC / JBS USA Finance, Inc., 144a, 5.750%, 6/15/25	228,420
684,000	JBS USA LLC / JBS USA Finance, Inc., 144a, 5.875%, 7/15/24	641,250
298,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 7.250%, 6/1/21	297,851
309,000	Performance Food Group, Inc., 144a, 5.500%, 6/1/24	319,042
1,296,000	Post Holdings, Inc., 144a, 5.000%, 8/15/26	1,292,760
562,000	Post Holdings, Inc., 144a, 5.500%, 3/1/25	579,562
698,000	Rite Aid Corp., 144a, 6.125%, 4/1/23	685,349

25

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.3% (Continued)

	Consumer Staples — (Continued)
$108,000	Spectrum Brands, Inc., 6.125%, 12/15/24	$115,695
1,070,000	TreeHouse Foods, Inc., 144a, 6.000%, 2/15/24	1,139,550
367,000	US Foods, Inc., 144a, 5.875%, 6/15/24	380,762
		12,588,632

	Utilities — 4.1%
604,000	AES Corp., 4.875%, 5/15/23	615,325
452,000	AES Corp., 5.500%, 3/15/24	470,645
161,000	AES Corp., 7.375%, 7/1/21	184,345
699,000	DPL, Inc., 7.250%, 10/15/21	747,930
356,000	Dynegy, Inc., 6.750%, 11/1/19	367,125
61,000	Dynegy, Inc., 7.375%, 11/1/22	60,238
404,000	Dynegy, Inc., 144a, 8.000%, 1/15/25	391,880
500,000	GenOn Energy, Inc., 7.875%, 6/15/17	300,000
541,000	GenOn Energy, Inc., 9.500%, 10/15/18	321,895
1,698,000	InterGen NV (Netherlands), 144a, 7.000%, 6/30/23	1,634,325
950,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.875%, 10/15/21	942,875
654,000	NGL Energy Partners LP / NGL Energy Finance Corp., 144a, 6.125%, 3/1/25	598,410
869,000	NGL Energy Partners LP / NGL Energy Finance Corp., 144a, 7.500%, 11/1/23	857,051
870,000	NRG Energy, Inc., 6.250%, 7/15/22	892,838
1,105,000	NRG Energy, Inc., 6.625%, 1/15/27	1,106,381
		9,491,263

	Real Estate — 2.8%
1,908,000	Care Capital Properties LP. REIT, 5.125%, 8/15/26	1,938,671
135,000	CoreCivic, Inc. REIT, 4.125%, 4/1/20	138,712
123,000	CoreCivic, Inc. REIT, 4.625%, 5/1/23	124,230
781,000	CyrusOne LP / CyrusOne Finance Corp. REIT, 144a, 5.000%, 3/15/24	804,430
277,000	CyrusOne LP / CyrusOne Finance Corp. REIT, 144a, 5.375%, 3/15/27	288,426
138,000	DuPont Fabros Technology LP, REIT, 5.625%, 6/15/23	147,315
1,108,000	Equinix, Inc. REIT, 5.375%, 4/1/23	1,150,935
263,000	Equinix, Inc. REIT, 5.375%, 5/15/27	280,424
828,000	ESH Hospitality, Inc. REIT, 144a, 5.250%, 5/1/25	858,015
110,000	GEO Group, Inc. (The) REIT, 5.125%, 4/1/23	110,550
72,000	GEO Group, Inc. (The) REIT, 5.875%, 10/15/24	74,340
523,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. REIT, 5.625%, 5/1/24	570,070
		6,486,118
	Total Corporate Bonds	$226,873,787

		Market
Shares		Value

	Short-Term Investment Funds — 2.3%
12,378	Dreyfus Government Cash Management, Institutional Shares, 0.91%¥W	$12,378
5,371,576	Invesco Government & Agency Portfolio, Institutional Class, 0.89%**¥W	5,371,576
	Total Short-Term Investment Funds	$5,383,954

	Total Investment Securities —100.6%
	(Cost $227,471,635)	232,257,741

	Liabilities in Excess of
	Other Assets — (0.6%)	(1,448,422)
	Net Assets — 100.0%	$230,809,319

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2017.

(B)	Perpetual Bond - A bond with no definite maturity date.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $4,298,273.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at $106,796,651 or 46.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

26

Touchstone High Yield Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$226,873,787	$—	$226,873,787
Short-Term Investment Funds	5,383,954	—	—	5,383,954
Total	$5,383,954	$226,873,787	$—	$232,257,741

See accompanying Notes to Portfolios of Investments.

27

Portfolio of Investments

Touchstone Merger Arbitrage Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 78.2%

Financials — 30.7%
Avista Healthcare Public Acquisition Corp. - Class A (Cayman Islands)*	339,400	$3,343,090
Boulevard Acquisition Corp. II*	191,381	1,917,638
Boulevard Acquisition Corp. II*	30,651	316,012
CF Corp. - Class A (Cayman Islands)*	14,500	163,125
Constellation Alpha Capital Corp. (British Virgin Islands)*	392,457	3,983,438
Double Eagle Acquisition Corp. - Class A (Cayman Islands)*	58,980	586,851
Easterly Acquisition Corp.*	183,888	1,848,074
FinTech Acquisition Corp. II*††	381,825	3,741,885
FinTech Acquisition Corp. II*	8,248	84,130
Gores Holdings II, Inc.*	106,950	1,116,558
Gores Holdings II, Inc., Class A*	203,999	2,046,110
GP Investments Acquisition Corp. (Cayman Islands)*††	477,618	4,780,956
GTY Technology Holdings, Inc. (Cayman Islands)*	10,755	112,497
GTY Technology Holdings, Inc., Class A (Cayman Islands)*††	306,879	3,105,615
Harmony Merger Corp.*	35,970	371,570
Hennessy Capital Acquisition Corp. III*	131,825	1,324,841
Kayne Anderson Acquisition Corp., Class A*	68,865	669,368
Kayne Anderson Acquisition Corp., Class C*	385,950	3,859,500
KCG Holdings, Inc. - Class A*††	150,470	3,000,372
Landcadia Holdings, Inc.*	241,406	2,443,029
M III Acquisition Corp.*††	194,560	1,906,688
M III Acquisition Corp.*	121,133	1,241,613
Matlin and Partners Acquisition Corp.*	289,609	2,904,778
Matlin and Partners Acquisition Corp., Class A*	91,103	880,055
Modern Media Acquisition Corp.*	218,750	2,244,375
Quinpario Acquisition Corp. 2*	54,773	543,348
Saban Capital Acquisition Corp., Class A (Cayman Island)*	164,440	1,644,400
Silver Run Acquisition Corp. II*	24,423	259,128
Silver Run Acquisition Corp. II, Class A*††	263,195	2,697,749
TPG Pace Energy Holdings Corp.*	340,302	3,552,753
TPG Pace Holdings Corp. (Cayman Islands)*	302,346	3,102,070
Vantage Energy Acquisition Corp., Class A*	84,143	820,394
Vantage Energy Acquisition Corp., Class C*	311,948	3,160,033
		63,772,043

Health Care — 13.7%
Akorn, Inc.*††	126,138	4,230,668
Albany Molecular Research, Inc.*††	94,120	2,042,404
Alere, Inc.*††	127,560	6,402,236
CR Bard, Inc.††	13,330	4,213,746
Humana, Inc.	2,500	601,550
Novadaq Technologies, Inc. (Canada)*	133,391	1,563,343
PAREXEL International Corp.*	18,500	1,607,835
Patheon NV (Netherlands)*	29,843	1,040,924
Spectranetics Corp. (The)*	14,608	560,947
STADA Arzneimittel AG (Germany)	28,500	2,021,112
VCA, Inc.*††	44,820	4,137,334
		28,422,099

Consumer Discretionary — 9.3%
Kate Spade & Co.*	217,700	4,025,273
Lennar Corp. - Class A	12,900	687,828
Lennar Corp. - Class B	30,557	1,374,148
Lions Gate Entertainment Corp., Class B (Canada)*††	36,486	958,852
Nord Anglia Education, Inc. (Cayman Islands)*	64,620	2,104,673
Panera Bread Co. - Class A*	9,705	3,053,581
Staples, Inc.	209,650	2,111,176
Tribune Media Co., Class A††	124,510	5,076,273
		19,391,804

Information Technology — 6.1%
Brocade Communications Systems, Inc.††	486,180	6,130,730
Dell Technologies, Inc. - Class V*	12,500	763,875
NXP Semiconductors NV (Netherlands)*	38,800	4,246,660
VMware, Inc. - Class A*	18,900	1,652,427
		12,793,692

Telecommunication Services — 4.8%
FairPoint Communications, Inc.*	197,335	3,088,293
Level 3 Communications, Inc.*††	71,080	4,215,044
Straight Path Communications, Inc., Class B*††	14,700	2,640,855
		9,944,192

Energy — 4.4%
Alon USA Energy, Inc.	204,134	2,719,065
EnerNOC, Inc.*	284,524	2,205,061
Veresen, Inc. (Canada)	300,000	4,242,751
		9,166,877

Consumer Staples — 4.4%
Reynolds American, Inc.††	73,300	4,767,432
Rite Aid Corp.*	525,002	1,548,756
Whole Foods Market, Inc.	65,600	2,762,416
		9,078,604

Real Estate — 2.4%
Care Capital Properties, Inc. REIT	155,034	4,139,408
Forestar Group, Inc.*††	55,180	946,337
		5,085,745

Industrials — 2.4%
Swift Transportation Co.*††	185,706	4,921,209
Total Common Stocks		$162,576,265

28

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 15.3%

	Financials — 5.6%
$1,000,000	Allstate Corp. (The), 3.117%, 5/15/37(A)	$985,050
2,200,000	Banco Bilbao Vizcaya Argentaria SA (Spain), 9.000%(A)(B)	2,298,974
1,000,000	Barclays PLC (United Kingdom), 8.250%(A)(B)	1,060,000
2,000,000	Cloverie PLC for Zurich Insurance Co. Ltd., MTN, (Ireland), 8.250%(A)(B)	2,055,248
1,000,000	Cooperatieve Rabobank UA (Netherlands), 144a, 11.000%(A)(B)	1,161,500
500,000	Corestates Capital III, 144a, 1.752%, 2/15/27(A)	467,500
500,000	JPMorgan Chase Capital XIII, 2.246%, 9/30/34(A)	465,000
500,000	JPMorgan Chase Capital XXIII, 2.182%, 5/15/47(A)	460,625
1,375,000	Manufacturers & Traders Trust Co., 1.842%, 12/1/21(A)	1,356,094
375,000	NB Capital Trust III, 1.708%, 1/15/27(A)	354,375
1,000,000	Societe Generale SA (France), 8.250%(A)(B)	1,060,910
		11,725,276

	Consumer Discretionary — 2.8%
389,000	Cablevision Systems Corp., 8.625%, 9/15/17	393,862
1,750,000	Downstream Development Authority of Quapaw Tribe of Oklahoma, 144a, 10.500%, 7/1/19	1,701,875
500,000	General Motors Financial Co., Inc., 4.750%, 8/15/17	501,704
625,000	HD Supply, Inc., 144a, 5.250%, 12/15/21	655,859
1,005,000	LIN Television Corp., 5.875%, 11/15/22	1,052,738
1,500,000	WCI Communities, Inc. / Lennar Corp., 6.875%, 8/15/21	1,561,035
		5,867,073

	Information Technology — 2.4%
4,050,000	EMC Corp., 1.875%, 6/1/18	4,027,279
1,000,000	QUALCOMM, Inc., 1.558%, 5/20/19(A)	1,003,125
		5,030,404

	Materials — 1.5%
1,000,000	Monsanto Co., 1.850%, 11/15/18	999,393
1,000,000	Silgan Holdings, Inc., 5.500%, 2/1/22	1,027,500
1,000,000	Vulcan Materials Co., 1.846%, 6/15/20(A)	999,934
		3,026,827

	Telecommunication Services — 1.4%
1,000,000	Clearwire Communications LLC / Clearwire Finance, Inc., 144a, 8.250%, 12/1/40	1,025,000
750,000	Nexstar Broadcasting, Inc., 144a, 6.125%, 2/15/22	784,688
1,000,000	Verizon Communications, Inc., 1.722%, 5/22/20(A)	1,000,750
		2,810,438

	Health Care — 0.7%
1,500,000	CR Bard, Inc., 1.375%, 1/15/18	1,499,610

	Consumer Staples — 0.6%
1,150,000	Mondelez International Holdings Netherlands BV (Netherlands), 144a, 1.782%, 10/28/19(A)	1,154,637

	Energy — 0.3%
550,000	Rice Energy, Inc., 6.250%, 5/1/22	574,750
	Total Corporate Bonds	$31,689,015

	Commercial Mortgage-Backed Securities — 1.9%
2,750,000	CFCRE Mortgage Trust, Ser 2015-RUM, Class C, 144a, 3.909%, 7/15/30(A)	2,715,130
1,320,000	GSCCRE Commercial Mortgage Trust, Ser 2015-HULA, Class C, 144a, 3.877%, 8/15/32(A)	1,324,941
	Total Commercial Mortgage-Backed Securities	$4,040,071

	Shares

Exchange Traded Funds — 1.8%
Consumer Discretionary Select Sector SPDR Fund	809	72,511
Financial Select Sector SPDR Fund	661	16,307
Health Care Select Sector SPDR Fund	529	41,918
iShares US Telecommunications ETF	168	5,420
SPDR S&P 500 ETF Trust	14,100	3,409,380
Technology Select Sector SPDR Fund	3,398	185,939
Total Exchange Traded Funds		$3,731,475

29

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Warrants — 0.3%

Financials — 0.3%
Avista Healthcare Public, Class A (Cayman Islands), Exp 12/02/21, Price $5.75*	102,182	$45,982
Double Eagle Acquisition Corp., Class A (Cayman Islands), Exp 10/16/20, Price $5.75*	193,000	92,640
Gores Holdings II, Inc., Class A, Exp 03/06/22, Price $11.50*	50,425	75,133
GP Investments Acqusition, Class C, Exp 05/26/22, Price $11.50*	133,565	94,831
GTY Technology Holdings, Inc., Class A (Cayman Islands), Exp 11/14/21, Price $11.50*	59,477	65,425
M III Acquisition Corp., Exp 08/29/21, Price $5.75*	161,760	72,792
Saban Capital Acquisition Corp., Class A (Cayman Islands), Exp 09/21/21, Price $11.50*	25,988	32,485
Silver Run Acquisition Corp. II, Class A, Exp 04/27/22, Price 11.50*	68,070	100,744
Total Warrants		$580,032

	Number
	of
	Rights

Rights — 0.2%
Media General, Inc. Exp 1/19/18, Strike Price $10.00*	208,090	443,232

Preferred Stock — 0.1%

Real Estate — 0.1%
Public Storage REIT, 5.900%(B)	5,000	125,450

	Number
	of
	Contracts

Purchased Options — 0.0%

Purchased Put Options — 0.0%
SPDR S&P 500 ETF Trust., Strike @ 2,300.00, Exp 06/17††	269	269
SPDR S&P 500 ETF Trust., Strike @ 2,420.00, Exp 07/17††	135	10,260
		10,529

Purchased Call Option — 0.0%
Kellogg Co., Strike @ 80.00, Exp 07/17††	275	—
Total Purchased Options		$10,529

		Market
	Shares	Value

Short-Term Investment Fund — 16.1%
Dreyfus Government Cash Management, Institutional Shares, 0.91%¥W	33,542,439	$33,542,439

Total Long Positions
(Cost $234,911,296)		$236,738,508

Securities Sold Short — (19.9%)

Common Stocks — (15.0%)

Energy — (2.8%)
Delek US Energy, Inc.	(102,895)	(2,720,544)
Pembina Pipeline Corp. (Canada)	(95,160)	(3,151,698)
		(5,872,242)

Telecommunication Services — (2.7%)
CenturyLink, Inc.	(101,550)	(2,425,014)
Consolidated Communications Holdings, Inc.	(144,081)	(3,093,419)
		(5,518,433)

Industrials — (2.4%)
Knight Transportation, Inc.	(133,703)	(4,953,696)

Consumer Discretionary — (2.1%)
Lennar Corp. - Class A	(43,457)	(2,317,127)
Lions Gate Entertainment Corp., Class A (Canada)	(36,486)	(1,029,635)
Sinclair Broadcast Group, Inc., Class A	(28,639)	(942,223)
		(4,288,985)

Real Estate — (2.0%)
Sabra Health Care REIT, Inc., REIT	(174,106)	(4,195,955)

Consumer Staples — (1.3%)
British American Tobacco PLC, ADR	(38,554)	(2,642,491)

Health Care — (0.9%)
Becton Dickinson and Co.	(6,768)	(1,320,504)
Humana, Inc.	(2,500)	(601,550)
		(1,922,054)

Information Technology — (0.8%)
VMware, Inc. - Class A*	(18,900)	(1,652,427)
Total Common Stocks		$(31,046,283)

30

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Exchange Traded Funds — (4.9%)
Consumer Staples Select Sector SPDR Fund	(91)	$(4,999)
Energy Select Sector SPDR Fund	(2,950)	(191,514)
Industrial Select Sector SPDR Fund	(393)	(26,767)
Materials Select Sector SPDR Fund	(165)	(8,879)
Real Estate Select Sector SPDR Fund	(2,238)	(72,064)
SPDR S&P 500 ETF Trust	(41,000)	(9,913,800)
Utilities Select Sector SPDR Fund	(409)	(21,252)
Total Exchange Traded Funds		$(10,239,275)

Total Securities Sold Short
(Proceeds $37,962,674)		$(41,285,558)

	Number
	of
	Contracts

Written Options — (0.0%)

Written Put Options — (0.0%)
Kellogg Co., Strike @ 70.00, Exp 07/17	(37)	(4,995)
Kellogg Co., Strike @ 72.50, Exp 07/17	(37)	(12,210)
Lennar Corp., Strike @ 50.00, Exp 07/17	(171)	(2,565)
Mobileye NV (Netherlands), Strike @ 60.00, Exp 07/17	(634)	(9,510)
Panera Bread Co., Strike @ 310.00, Exp 08/17	(80)	(4,800)
SPDR S&P 500 ETF Trust., Strike @ 2,200.00, Exp 06/17	(269)	(269)
SPDR S&P 500 ETF Trust., Strike @ 2,410.00, Exp 07/17	(404)	(16,968)
Straight Path Communication, Strike @ 175.00, Exp 07/17	(60)	(2,100)
Whole Foods Market, Inc., Strike @ 42.00, Exp 07/17	(256)	(3,328)
		(56,745)

Written Call Options — (0.0%)
Novadaq Technologies, Inc., Strike @ 12.50, Exp 07/17	(1,000)	(5,000)
Panera Bread Co., Strike @ 315.00, Exp 08/17	(40)	(1,800)
Panera Bread Co., Strike @ 320.00, Exp 08/17	(40)	(1,000)
Straight Path Communication, Strike @ 185.00, Exp 07/17	(60)	(2,400)
VMware Inc., strike @ 89.50, Exp 07/17	(100)	(2,500)
Whole Foods Market, Inc., Strike @ 42.50, Exp 06/17	(200)	(600)
Whole Foods Market, Inc., Strike @ 42.50, Exp 07/17	(200)	(2,600)
Whole Foods Market, Inc., Strike @ 43.50, Exp 07/17	(256)	(12,544)
		$(28,444)

Total Written Options
(Premiums received $124,720)		$(85,189)

Market
Value

Total — 94.0%	$195,367,761

Cash Collateral for Securities Sold Short and Written Options — 8.2%	17,118,347

Liabilities in Excess of Other Assets — (2.2%)	(4,669,082)

Net Assets — 100.0%	$207,817,026

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2017.

(B)	Perpetual Bond - A bond with no definite maturity date.

*	Non-income producing security.

††	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of June 30, 2017 was $63,718,207.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange Traded Fund

EUR - Euro

LLC - Limited Liability Company

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at $10,991,130 or 5.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

31

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$162,576,265	$—	$—	$162,576,265
Corporate Bonds	—	31,689,015	—	31,689,015
Commercial Mortgage-Backed Securities	—	4,040,071	—	4,040,071
Exchange Traded Funds	3,731,475	—	—	3,731,475
Warrants	580,032	—	—	580,032
Rights	—	—	443,232	443,232
Preferred Stock	125,450	—	—	125,450
Purchased Options Equity Contracts	10,529	—	—	10,529
Short-Term Investment Fund	33,542,439	—	—	33,542,439
Total Assets	$200,566,190	$35,729,086	$443,232	$236,738,508

Liabilities:
Securities Sold Short
Common Stocks	$(31,046,283)	$—	$—	$(31,046,283)
Exchange Traded Funds	(10,239,275)	—	—	(10,239,275)
Other Financial Instruments**
Written Options Equity Contracts	(85,189)	—	—	(85,189)
Forward Foreign Currency Contracts	—	(100,308)	—	(100,308)
Total Liabilities	$(41,370,747)	$(100,308)	$—	$(41,471,055)
Total	$159,195,443	$35,628,778	$443,232	$195,267,453

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent market value for written option equity contracts and unrealized depreciation on forward foreign currency contracts.

Measurements Using Unobservable Inputs (Level 3)

Assets	Rights

Beginning balance September 30, 2016	$—
Corporate Actions	64,508
Net change in unrealized appreciation/depreciation	378,724

Ending balance June 30, 2017	$443,232

Net Change in Unrealized Appreciation/Depreciation for Investments in Securities Still Held at June 30, 2017	$443,232

		Valuation	Unobservable
Rights	Fair Value	Technique	Input

Media General, Inc. Exp 1/19/18, Strike Price $10.00	$443,232	Issuer Guidance	New Issuer

Transactions in written options for the period ended June 30, 2017.

	Number of	Premiums
	Contracts	Received

Beginning balance, September 30, 2016	1,441	$120,236
Call Options Written	12,214	824,869
Put Options Written	30,361	2,130,459
Call Options Closed	(1,311)	(104,883)
Put Options Closed	(13,889)	(1,276,684)
Call Options Expired	(4,948)	(156,098)
Put Options Expired	(13,553)	(765,879)
Call Options Exercised	(4,846)	(529,851)
Put Options Exercised	(1,625)	(117,449)
Ending balance, June 30, 2017	3,844	$124,720

32

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Forward Foreign Currency Contracts

		Contract to				Unrealized
Counterparty	Expiration Date	Receive		Deliver		Depreciation

Brown Brothers Harriman	07/31/2017	USD	1,059,646	CAD	1,455,000	$(63,054)
Brown Brothers Harriman	08/31/2017	USD	2,095,356	EUR	1,861,050	(37,254)
						$(100,308)

See accompanying Notes to Portfolios of Investments.

33

Portfolio of Investments

Touchstone Mid Cap Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.0%

Consumer Discretionary — 22.8%
CarMax, Inc.*	443,710	$27,980,353
Deckers Outdoor Corp.*	195,470	13,342,782
Dollar Tree, Inc.*	278,870	19,498,590
Hasbro, Inc.	284,580	31,733,516
Penske Automotive Group, Inc.	495,894	21,774,706
PulteGroup, Inc.	1,212,870	29,751,701
Whirlpool Corp.	129,030	24,724,729
		168,806,377

Financials — 19.2%
Alleghany Corp.*	58,450	34,766,060
M&T Bank Corp.	208,490	33,764,956
Progressive Corp. (The)	755,780	33,322,340
T Rowe Price Group, Inc.	308,440	22,889,332
Voya Financial, Inc.	482,400	17,795,736
		142,538,424

Industrials — 18.9%
Armstrong World Industries, Inc.*	503,550	23,163,300
Cintas Corp.	362,270	45,660,511
Copart, Inc.*	685,908	21,805,015
Dover Corp.	288,721	23,161,199
Old Dominion Freight Line, Inc.	277,470	26,426,243
		140,216,268

Information Technology — 14.8%
Amphenol Corp. - Class A	413,520	30,526,046
Citrix Systems, Inc.*	313,470	24,945,943
Paychex, Inc.	511,550	29,127,657
Symantec Corp.	887,530	25,072,722
		109,672,368

Materials — 13.2%
Ball Corp.	808,790	34,139,026
NewMarket Corp.	75,350	34,697,168
Vulcan Materials Co.	228,700	28,971,716
		97,807,910

Consumer Staples — 10.1%
Brown-Forman Corp. - Class B	426,960	20,750,256
Edgewell Personal Care Co.*	217,840	16,560,197
Energizer Holdings, Inc.	351,071	16,858,429
Post Holdings, Inc.*	269,242	20,906,641
		75,075,523
Total Common Stocks		$734,116,870

Short-Term Investment Fund — 0.2%
Dreyfus Government Cash Management, Institutional Shares, 0.91%¥W	1,625,374	$1,625,374

Total Investment Securities —99.2%
(Cost $594,974,811)		$735,742,244

Other Assets in Excess of Liabilities — 0.8%		6,281,922

Net Assets — 100.0%		$742,024,166

*	Non-income producing security.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$734,116,870	$—	$—	$734,116,870
Short-Term Investment Fund	1,625,374	—	—	1,625,374
Total	$735,742,244	$—	$—	$735,742,244

See accompanying Notes to Portfolios of Investments.

34

Portfolio of Investments

Touchstone Mid Cap Value Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 101.9%

Financials — 21.4%
Allstate Corp. (The)	119,477	$10,566,546
Ameriprise Financial, Inc.	76,164	9,694,916
Blackstone Mortgage Trust, Inc. - Class A, REIT	333,075	10,525,170
E*TRADE Financial Corp.*	252,528	9,603,640
Hancock Holding Co.	148,463	7,274,687
Hanover Insurance Group, Inc. (The)	76,352	6,767,078
Hartford Financial Services Group, Inc. (The)	222,129	11,677,322
M&T Bank Corp.	60,516	9,800,566
Reinsurance Group of America, Inc.	76,352	9,802,833
Signature Bank*	67,727	9,720,856
SLM Corp.*	852,790	9,807,085
SVB Financial Group*	54,248	9,536,256
TCF Financial Corp.	413,340	6,588,640
Unum Group	266,055	12,406,145
Zions Bancorporation	77,012	3,381,597
		137,153,337

Industrials — 12.7%
Aercap Holdings N.V. (Netherlands)*	249,983	11,606,711
Clean Harbors, Inc.*	129,233	7,215,078
Dover Corp.	141,912	11,384,181
Fluor Corp.	129,752	5,940,047
KAR Auction Services, Inc.	234,430	9,839,027
Parker-Hannifin Corp.	47,932	7,660,492
Regal-Beloit Corp.	140,026	11,419,120
Stericycle, Inc.*	119,666	9,132,909
Xylem, Inc.	132,721	7,356,725
		81,554,290

Information Technology — 11.7%
Cadence Design Systems, Inc.*	196,631	6,585,172
CSRA, Inc.	365,737	11,612,150
Diebold Nixdorf, Inc.	267,940	7,502,320
Fidelity National Information Services, Inc.	135,973	11,612,094
Microchip Technology, Inc.	130,317	10,057,866
PTC, Inc.*	163,074	8,988,639
Qorvo, Inc.*	137,199	8,687,441
Synopsys, Inc.*	138,471	10,098,690
		75,144,372

Consumer Discretionary — 9.1%
Aramark	248,098	10,167,056
BorgWarner, Inc.	240,227	10,176,016
Dollar General Corp.	114,246	8,235,994
Dollar Tree, Inc.*	67,586	4,725,613
Harley-Davidson, Inc.	135,360	7,312,147
LKQ Corp.*	417,157	13,745,323
Michaels Cos., Inc. (The)*	210,487	3,898,219
		58,260,368

Health Care — 9.0%
AmerisourceBergen Corp.	57,170	5,404,280
Charles River Laboratories International, Inc.*	88,418	8,943,481
Cooper Cos, Inc. (The)	36,338	8,700,044
DENTSPLY SIRONA, Inc.	158,596	10,283,365
Envision Healthcare Corp.*	202,145	12,668,427
Patterson Cos., Inc.	242,065	11,364,952
		57,364,549

Utilities — 8.9%
DTE Energy Co.	107,742	11,398,026
Edison International	135,125	10,565,424
Great Plains Energy, Inc.	252,340	7,388,515
Pinnacle West Capital Corp.	142,996	12,177,539
PPL Corp.	210,770	8,148,368
Westar Energy, Inc.	142,383	7,549,147
		57,227,019

Real Estate — 8.6%
Alexandria Real Estate Equities, Inc., REIT	94,215	11,350,081
American Campus Communities, Inc., REIT	205,774	9,733,110
Brixmor Property Group, Inc., REIT	474,374	8,481,807
Equinix, Inc., REIT	19,371	8,313,258
Host Hotels & Resorts, Inc., REIT	438,413	8,009,806
Mid-America Apartment Communities, Inc., REIT	84,883	8,944,971
		54,833,033

Consumer Staples — 7.8%
Darling Ingredients, Inc.*	493,227	7,763,393
Hain Celestial Group, Inc. (The)*	235,467	9,140,829
Kroger Co. (The)	357,581	8,338,789
TreeHouse Foods, Inc.*	213,881	17,471,939
Tyson Foods, Inc. - Class A	109,815	6,877,713
		49,592,663

Materials — 7.1%
Albemarle Corp.	29,410	3,103,931
Allegheny Technologies, Inc.†	388,982	6,616,584
Bemis Co., Inc.	175,799	8,130,704
FMC Corp.	97,420	7,116,531
Olin Corp.	154,401	4,675,262
PPG Industries, Inc.	68,576	7,540,617
Valvoline, Inc.	345,282	8,190,089
		45,373,718

Energy — 5.6%
Anadarko Petroleum Corp.	129,846	5,887,218
EQT Corp.	145,494	8,524,493
Newfield Exploration Co.*	237,729	6,765,767
Noble Energy, Inc.	239,614	6,781,076
Pioneer Natural Resources Co.	49,252	7,859,634
		35,818,188
Total Common Stocks		$652,321,537

35

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Exchange Traded Fund — 0.5%
iShares Russell Mid-Cap Value ETF	39,072	$3,285,564

Short-Term Investment Funds — 3.2%
Dreyfus Government Cash Management, Institutional Shares, 0.91%¥W	15,734,846	$15,734,846
Invesco Government & Agency Portfolio, Institutional Class, 0.89%**¥W	4,551,645	4,551,645
Total Short-Term Investment Funds		$20,286,491

Total Investment Securities —105.6%
(Cost $584,605,063)		$675,893,592

Liabilities in Excess of Other Assets — (5.6%)		(35,852,221)

Net Assets — 100.0%		$640,041,371

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $4,424,199.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviations:

ETF - Exchange Trades Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$652,321,537	$—	$—	$652,321,537
Exchanged Traded Fund	3,285,564	—	—	3,285,564
Short-Term Investment Funds	20,286,491	—	—	20,286,491
Total	$675,893,592	$—	$—	$675,893,592

See accompanying Notes to Portfolios of Investments.

36

Portfolio of Investments

Touchstone Premium Yield Equity Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.3%

Real Estate — 16.8%
Crown Castle International Corp., REIT	38,244	$3,831,284
Digital Realty Trust, Inc., REIT	21,921	2,475,977
DuPont Fabros Technology, Inc., REIT	26,818	1,640,189
Hospitality Properties Trust, REIT	74,857	2,182,082
Lamar Advertising Co. - Class A, REIT	43,142	3,173,957
Ventas, Inc., REIT	33,114	2,300,761
Welltower, Inc., REIT	17,723	1,326,566
Weyerhaeuser Co., REIT	107,738	3,609,223
		20,540,039

Information Technology — 14.8%
Cisco Systems, Inc.	133,389	4,175,076
Cypress Semiconductor Corp.	225,269	3,074,922
International Business Machines Corp.	10,028	1,542,607
Microchip Technology, Inc.	14,691	1,133,851
QUALCOMM, Inc.	65,062	3,592,724
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	75,323	2,633,292
Western Digital Corp.	22,154	1,962,844
		18,115,316

Health Care — 13.9%
Abbott Laboratories	55,268	2,686,577
AbbVie, Inc.	30,549	2,215,108
GlaxoSmithKline PLC, ADR	55,968	2,413,340
Johnson & Johnson	23,320	3,085,003
Merck & Co., Inc.	63,430	4,065,229
Pfizer, Inc.	74,857	2,514,447
		16,979,704

Financials — 10.1%
Bank of Montreal (Canada)	34,747	2,551,820
BB&T Corp.	80,453	3,653,371
CME Group, Inc.	19,355	2,424,020
PacWest Bancorp	27,284	1,274,163
Toronto-Dominion Bank (The) (Canada)	49,671	2,502,425
		12,405,799

Energy — 10.1%
Enbridge, Inc. (Canada)	89,548	3,564,906
ONEOK, Inc.	52,936	2,761,142
Pembina Pipeline Corp. (Canada)	32,648	1,081,302
Plains GP Holdings LP - Class A	96,078	2,513,400
Williams Cos., Inc. (The)	81,619	2,471,423
		12,392,173

Consumer Discretionary — 8.9%
Coach, Inc.	70,892	3,356,027
Cracker Barrel Old Country Store, Inc.†	13,525	2,262,056
Hanesbrands, Inc.	101,674	2,354,770
L Brands, Inc.	26,818	1,445,222
Tupperware Brands Corp.	20,288	1,424,826
		10,842,901

Industrials — 8.0%
Covanta Holding Corp.†	49,205	649,506
Eaton Corp. PLC (Ireland)	28,450	2,214,263
Johnson Controls International PLC (Ireland)	62,497	2,709,870
Pitney Bowes, Inc.	148,780	2,246,578
United Parcel Service, Inc. - Class B	18,189	2,011,521
		9,831,738

Telecommunication Services — 7.2%
AT&T, Inc.	78,355	2,956,334
BCE, Inc. (Canada)	52,936	2,384,237
Verizon Communications, Inc.	26,351	1,176,836
Vodafone Group PLC, ADR	81,153	2,331,526
		8,848,933

Materials — 4.8%
International Paper Co.	58,066	3,287,116
LyondellBasell Industries NV - Class A (Netherlands)	30,549	2,578,030
		5,865,146

Consumer Staples — 1.9%
Procter & Gamble Co. (The)	26,118	2,276,184

Utilities — 1.8%
National Grid PLC, ADR	35,679	2,241,355
Total Common Stocks		$120,339,288

Short-Term Investment Funds — 3.6%
Dreyfus Government Cash Management, Institutional Shares, 0.91%¥W	1,827,050	1,827,050
Invesco Government & Agency Portfolio, Institutional Class, 0.89%**¥W	2,550,990	2,550,990
Total Short-Term Investment Funds		$4,378,040

Total Investment Securities —101.9%
(Cost $109,141,423)		$124,717,328

Liabilities in Excess of Other Assets — (1.9%)		(2,301,710)

Net Assets — 100.0%		$122,415,618

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $2,196,782.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

37

Touchstone Premium Yield Equity Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$120,339,288	$—	$—	$120,339,288
Short-Term Investment Funds	4,378,040	—	—	4,378,040
Total	$124,717,328	$—	$—	$124,717,328

See accompanying Notes to Portfolios of Investments.

38

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.5%

Information Technology — 50.8%
Adobe Systems, Inc.*	747,634	$105,745,353
Alibaba Group Holding Ltd. ADR*	1,044,867	147,221,760
Alphabet, Inc. - Class A*	124,500	115,745,160
Alphabet, Inc. - Class C*	56,800	51,615,864
Baidu, Inc. ADR*	400,480	71,629,853
CoStar Group, Inc.*	97,000	25,569,200
Facebook, Inc. - Class A*	1,086,880	164,097,142
Palo Alto Networks, Inc.*	375,000	50,178,750
salesforce.com, Inc.*	1,610,612	139,478,999
ServiceNow, Inc.*	707,000	74,942,000
Snap, Inc. - Class A*†	1,738,924	30,900,680
Splunk Inc.*	989,844	56,312,225
Visa, Inc. - Class A	1,966,699	184,437,032
		1,217,874,018

Health Care — 20.9%
Alexion Pharmaceuticals, Inc.*	730,230	88,847,084
athenahealth, Inc.*	265,051	37,252,918
Biogen, Inc.*	148,090	40,185,702
BioMarin Pharmaceutical, Inc.*	603,681	54,826,309
Edwards Lifesciences Corp.*	484,677	57,308,209
Illumina, Inc.*	363,396	63,056,474
Incyte Corp.*	552,062	69,510,126
Regeneron Pharmaceuticals, Inc.*	181,500	89,141,910
		500,128,732

Consumer Discretionary — 20.5%
Amazon.com, Inc.*	148,300	143,554,400
Chipotle Mexican Grill, Inc.*	92,000	38,281,200
Netflix, Inc.*	640,000	95,622,400
Priceline Group, Inc. (The)*	70,400	131,684,608
Starbucks Corp.	779,000	45,423,490
Under Armour, Inc. - Class A*†	829,000	18,039,040
Under Armour, Inc. - Class C*†	849,019	17,116,223
		489,721,361

Financials — 3.6%
Charles Schwab Corp. (The)	1,647,000	70,755,120
LendingClub Corp.*	2,819,000	15,532,690
		86,287,810

Consumer Staples — 2.7%
Monster Beverage Corp.*	1,311,000	65,130,480
Total Common Stocks		$2,359,142,401

Short-Term Investment Funds — 4.3%
Dreyfus Government Cash Management, Institutional Shares, 0.91%¥W	36,826,117	$36,826,118
Invesco Government & Agency Portfolio, Institutional Class, 0.89%**¥Ω	65,830,557	65,830,557
Total Short-Term Investment Funds		$102,656,675

Total Investment Securities —102.8%
(Cost $1,260,468,918)		$2,461,799,076

Liabilities in Excess of Other Assets — (2.8%)		(66,140,930)

Net Assets — 100.0%		$2,395,658,146

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $64,961,132.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviation:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$2,359,142,401	$—	$—	$2,359,142,401
Short-Term Investment Funds	102,656,675	—	—	102,656,675
Total	$2,461,799,076	$—	$—	$2,461,799,076

See accompanying Notes to Portfolios of Investments.

39

Portfolio of Investments

Touchstone Small Cap Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.7%

Industrials — 28.4%
Armstrong World Industries, Inc.*	239,490	$11,016,540
GATX Corp.†	276,680	17,782,224
Kaman Corp.	253,828	12,658,402
Landstar System, Inc.	202,080	17,298,048
Matson, Inc.	241,315	7,249,102
Orbital ATK, Inc.	186,662	18,360,074
USG Corp.*	457,780	13,284,776
		97,649,166

Consumer Discretionary — 19.0%
Cooper Tire & Rubber Co.	278,530	10,054,933
Deckers Outdoor Corp.*	66,670	4,550,894
Penske Automotive Group, Inc.	319,390	14,024,415
Service Corp. International	553,620	18,518,589
Sturm Ruger & Co., Inc.†	179,772	11,172,830
Tempur Sealy International, Inc.*†	136,770	7,302,150
		65,623,811

Materials — 16.2%
Ingevity Corp.*	198,130	11,372,662
NewMarket Corp.	51,843	23,872,665
Olin Corp.	546,670	16,553,168
Tredegar Corp.	254,440	3,880,210
		55,678,705

Real Estate — 10.0%
Alexander & Baldwin, Inc.	398,618	16,494,813
First Industrial Realty Trust, Inc. REIT	490,991	14,052,162
Tejon Ranch Co.*	187,571	3,871,465
		34,418,440

Financials — 7.9%
Eaton Vance Corp.	183,089	8,663,772
MBIA, Inc.*	725,224	6,838,862
White Mountains Insurance Group Ltd.*	13,489	11,716,950
		27,219,584

Consumer Staples — 7.8%
Energizer Holdings, Inc.	282,940	13,586,779
PriceSmart, Inc.	150,635	13,195,626
		26,782,405

Information Technology — 3.9%
DST Systems, Inc.	216,430	13,353,731

Energy — 3.0%
Dril-Quip, Inc.*	211,750	10,333,400

Health Care — 2.5%
Bruker Corp.	195,910	5,650,044
Tenet Healthcare Corp.*†	158,417	3,063,785
		8,713,829
Total Common Stocks		$339,773,071

Short-Term Investment Funds — 11.0%
Dreyfus Government Cash Management, Institutional Shares, 0.91%¥W	1,319	$1,319
Invesco Government & Agency Portfolio, Institutional Class, 0.89%**¥W	38,004,636	38,004,636
Total Short-Term Investment Funds		$38,005,955

Total Investment Securities —109.7%
(Cost $277,392,415)		$377,779,026

Liabilities in Excess of Other Assets — (9.7%)		(33,515,396)

Net Assets — 100.0%		$344,263,630

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $36,426,511.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviation:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$339,773,071	$—	$—	$339,773,071
Short-Term Investment Funds	38,005,955	—	—	38,005,955
Total	$377,779,026	$—	$—	$377,779,026

See accompanying Notes to Portfolios of Investments.

40

Portfolio of Investments

Touchstone Small Cap Value Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.2%

Financials — 28.5%
Banc of California, Inc.†	19,284	$414,606
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	26,051	888,339
BankUnited, Inc.	41,828	1,410,022
Blackstone Mortgage Trust, Inc. - Class A REIT	51,082	1,614,191
Chemical Financial Corp.	21,730	1,051,949
Eagle Bancorp, Inc.*	10,222	647,053
Federated Investors, Inc. - Class B	11,968	338,096
First Horizon National Corp.	72,192	1,257,585
FNB Corp.	77,135	1,092,232
Hancock Holding Co.	34,477	1,689,373
Hanover Insurance Group, Inc. (The)	13,118	1,162,648
Hercules Capital, Inc.	73,393	971,723
Horace Mann Educators Corp.	35,432	1,339,330
IBERIABANK Corp.	20,471	1,668,386
Infinity Property & Casualty Corp.	9,881	928,814
MB Financial, Inc.	29,005	1,277,380
SLM Corp.*	128,909	1,482,454
Sterling Bancorp	83,105	1,932,191
TCF Financial Corp.	58,730	936,156
Univest Corp. of Pennsylvania	41,933	1,255,893
Validus Holdings Ltd. (Bermuda)	18,730	973,398
		24,331,819

Industrials — 18.9%
Actuant Corp. - Class A	25,711	632,491
Altra Industrial Motion Corp.	14,571	579,926
Clean Harbors, Inc.*	16,113	899,589
EMCOR Group, Inc.	17,047	1,114,533
EnPro Industries, Inc.	19,382	1,383,293
Generac Holdings, Inc.*	21,022	759,525
Hexcel Corp.	17,624	930,371
Huron Consulting Group, Inc.*	20,671	892,987
ITT, Inc.	23,040	925,747
Korn/Ferry International	36,371	1,255,891
Matthews International Corp. - Class A	11,083	678,834
Milacron Holdings Corp.*	35,940	632,185
Multi-Color Corp.	1,922	156,835
Regal Beloit Corp.	14,875	1,213,056
Standex International Corp.	11,917	1,080,872
Team, Inc.*	40,715	954,767
Tetra Tech, Inc.	12,726	582,214
TriMas Corp.*	38,309	798,743
Triumph Group, Inc.	20,023	632,727
		16,104,586

Information Technology — 11.4%
Blackhawk Network Holdings, Inc.*	30,129	1,313,624
BroadSoft, Inc.*†	20,046	862,980
CACI International, Inc. - Class A*	5,959	745,173
Coherent, Inc.*	2,122	477,429
CSRA, Inc.	46,202	1,466,913
Diebold Nixdorf, Inc.	38,573	1,080,044
ExlService Holdings, Inc.*	10,915	606,656
MACOM Technology Solutions Holdings, Inc.*	14,758	823,054
MKS Instruments, Inc.	5,912	397,878
Semtech Corp.*	19,412	693,979
ShoreTel, Inc.*	70,679	409,938
Virtusa Corp.*	29,182	857,951
		9,735,619

Consumer Discretionary — 8.2%
Buffalo Wild Wings, Inc.*	3,575	452,952
Callaway Golf Co.	43,381	554,409
DSW, Inc. - Class A	31,564	558,683
Express, Inc.*	17,202	116,114
Horizon Global Corp.*	43,334	622,276
Michaels Cos., Inc. (The)*	18,362	340,064
Murphy USA, Inc.*	28,559	2,116,507
Nexstar Media Group, Inc. - Class A	14,551	870,150
Oxford Industries, Inc.	9,399	587,344
Steven Madden Ltd.*	15,501	619,265
Tailored Brands, Inc.†	17,788	198,514
		7,036,278

Consumer Staples — 7.5%
Darling Ingredients, Inc.*	52,378	824,430
Hain Celestial Group, Inc. (The)*	34,807	1,351,208
Hostess Brands, Inc.*†	44,977	724,130
Performance Food Group Co.*	21,159	579,757
Snyder's-Lance, Inc.	19,982	691,777
TreeHouse Foods, Inc.*	27,777	2,269,103
		6,440,405

Health Care — 5.8%
Charles River Laboratories International, Inc.*	11,169	1,129,744
Envision Healthcare Corp.*	19,609	1,228,896
HealthSouth Corp.	28,583	1,383,417
Patterson Cos., Inc.	25,956	1,218,634
		4,960,691

Materials — 5.1%
Allegheny Technologies, Inc.†	50,402	857,338
HB Fuller Co.	15,756	805,289
Ingevity Corp.*	9,332	535,657
Olin Corp.	13,326	403,511
Silgan Holdings, Inc.	27,736	881,450
Valvoline, Inc.	35,724	847,373
		4,330,618

Utilities — 4.3%
Great Plains Energy, Inc.	38,894	1,138,816
IDACORP, Inc.	8,588	732,986
NorthWestern Corp.	6,865	418,902
Portland General Electric Co.	29,546	1,349,957
		3,640,661

Real Estate — 4.1%
Columbia Property Trust, Inc. REIT	38,306	857,288
Corporate Office Properties Trust REIT	37,855	1,326,061

41

Touchstone Small Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.2% (Continued)

Real Estate — (Continued)
Education Realty Trust, Inc. REIT	21,585	$836,419
Lexington Realty Trust REIT	51,617	511,524
		3,531,292

Energy — 3.8%
Callon Petroleum Co.*	63,427	672,960
Carrizo Oil & Gas, Inc.*	35,002	609,735
Select Energy Services, Inc. - Class A*†	30,167	366,529
SRC Energy, Inc.*	90,419	608,520
World Fuel Services Corp.	26,128	1,004,622
		3,262,366

Telecommunication Services — 0.6%
Cogent Communications Holdings, Inc.	13,395	537,139
Total Common Stocks		$83,911,474

Exchange Traded Fund — 0.4%
iShares Russell 2000 Value ETF	2,872	341,395

Short-Term Investment Funds — 3.3%
Dreyfus Government Cash
Management, Institutional Shares, 0.91%∞Ω	206,780	206,780
Invesco Government & Agency
Portfolio, Institutional Class, 0.89%**∞Ω	2,586,483	2,586,483
Total Short-Term Investment Funds		$2,793,263

Total Investment Securities — 101.9%
(Cost $84,166,693)		$87,046,132

Liabilities in Excess of Other Assets — (1.9%)		(1,595,832)

Net Assets — 100.0%		$85,450,300

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $2,528,186.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$83,911,474	$—	$—	$83,911,474
Exchange Traded Fund	341,395	—	—	341,395
Short-Term Investment Funds	2,793,263	—	—	2,793,263
Total	$87,046,132	$—	$—	$87,046,132

See accompanying Notes to Portfolios of Investments.

42

Portfolio of Investments

Touchstone Total Return Bond Fund – June 30, 2017 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 33.4%

	Industrials — 11.1%
$1,321,102	American Airlines 2011-1 Class B Pass Through Trust, 144a, 7.000%, 1/31/18	$1,360,074
49,280	Burlington Northern and Santa Fe Railway Co. 1998-C Pass Through Trust, 6.230%, 7/2/18	50,634
58,566	Burlington Northern and Santa Fe Railway Co. 2004-1 Pass Through Trust, 4.575%, 1/15/21	60,918
279,035	Burlington Northern and Santa Fe Railway Co. 2005-3 Pass Through Trust, 4.830%, 1/15/23	294,269
1,024,613	Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust, 4.967%, 4/1/23	1,089,808
865,195	Continental Airlines 2000-2 Class A-1 Pass Through Trust, 7.707%, 4/2/21	934,411
1,545,952	CSX Transportation, Inc., 6.251%, 1/15/23	1,766,941
1,174,291	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.950%, 5/23/19	1,219,795
654,408	Federal Express Corp. 1998 Pass Through Trust, 6.845%, 1/15/19	685,492
862,513	Federal Express Corp. 1999 Pass Through Trust, 7.650%, 1/15/23	990,509
1,800,000	GATX Corp., 3.250%, 3/30/25	1,760,978
524,000	General Electric Co. MTN, 3.450%, 5/15/24	550,623
1,180,000	Kansas City Southern, 3.000%, 5/15/23	1,183,960
1,225,000	Kansas City Southern, 3.125%, 6/1/26	1,176,361
1,941,000	Norfolk Southern Corp., 2.903%, 2/15/23	1,962,629
1,402,000	Republic Services, Inc., 5.250%, 11/15/21	1,559,017
1,000,000	SBA Tower Trust, 144a, 3.168%, 4/11/22	1,004,166
1,592,553	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, 8/1/22	1,759,771
79,421	Sterling Equipment, 6.125%, 9/28/19	83,688
941,000	Totem Ocean Trailer Express, Inc., 6.365%, 4/15/28	1,074,523
29,061	Union Pacific Railroad Co. 2001 Pass Through Trust, 6.630%, 1/27/22	32,998
981,434	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 1/2/24	1,029,205
642,058	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	731,689
1,372,000	United Rentals North America, Inc., 5.750%, 11/15/24	1,437,170
1,360,000	Vessel Management Services, Inc., 5.125%, 4/16/35	1,550,117
1,616,000	Waste Management, Inc., 2.400%, 5/15/23	1,594,693
		26,944,439

	Financials — 9.0%
2,008,000	American Express Co., 2.650%, 12/2/22	2,010,313
1,601,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	1,797,491
2,000,000	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	2,029,588
2,050,000	Ford Motor Credit Co. LLC, 4.375%, 8/6/23	2,156,805
1,386,000	GE Capital International Funding Co. (Ireland), 3.373%, 11/15/25	1,433,064
1,823,944	Helios Leasing I LLC, 1.734%, 7/24/24	1,787,148
1,501,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	1,554,122
583,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	973,521
1,500,000	Provident Cos., Inc., 7.000%, 7/15/18	1,572,900
1,332,295	Tagua Leasing LLC, 1.581%, 11/16/24	1,295,730
1,398,000	Torchmark Corp., 3.800%, 9/15/22	1,439,438
2,000,000	USB Capital IX, 3.500%(A)(B)	1,775,800
2,000,000	Wachovia Capital Trust III, 5.570%(A)(B)	2,011,000
		21,836,920

	Utilities — 4.8%
1,314,409	Bruce Mansfield Unit 1, 2007 Pass Through Trust, 6.850%, 6/1/34	525,763
550,000	California Water Service Co., 5.500%, 12/1/40	682,475
1,311,000	Commonwealth Edison Co., 5.900%, 3/15/36	1,658,218
1,780,000	Dominion Resources, Inc., 3.596%, 9/30/66(A)	1,539,700
275,000	Duke Energy Progress LLC, 6.300%, 4/1/38	366,855
1,700,000	Entergy Louisiana LLC, 4.440%, 1/15/26	1,849,564
500,000	Georgia Power Co., 4.750%, 9/1/40	540,317
632,771	Kiowa Power Partners LLC, 144a, 5.737%, 3/30/21	656,520
2,000,000	NextEra Energy Capital Holdings, Inc., 3.366%, 10/1/66(A)	1,917,500
1,983,000	South Carolina Electric & Gas Co., 4.600%, 6/15/43	2,057,317
		11,794,229

	Energy — 3.9%
1,000,000	Apache Corp., 3.250%, 4/15/22	1,014,578
1,253,000	Chesapeake Energy Corp., 6.625%, 8/15/20	1,256,132
1,530,000	Newfield Exploration Co., 5.750%, 1/30/22	1,610,325
1,000,000	Petrobras Global Finance BV (Netherlands), 7.375%, 1/17/27	1,058,000
1,500,000	Petroleos Mexicanos (Mexico), 4.875%, 1/24/22	1,545,315

43

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 33.4% (Continued)

	Energy — (Continued)
$400,000	Spectra Energy Partners LP, 3.500%, 3/15/25	$395,919
1,745,000	Tennessee Valley Authority, 4.650%, 6/15/35	2,093,740
500,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	640,990
		9,614,999

	Consumer Discretionary — 1.9%
818,000	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	801,640
654,564	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	689,747
990,000	PulteGroup, Inc., 7.875%, 6/15/32	1,153,350
1,300,000	Royal Caribbean Cruises Ltd. (Liberia), 5.250%, 11/15/22	1,440,296
466,000	Service Corp. International, 5.375%, 5/15/24	492,166
		4,577,199

	Consumer Staples — 1.5%
1,832,550	CVS Pass-Through Trust, 6.036%, 12/10/28	2,067,206
1,500,000	Kroger Co. (The), 3.850%, 8/1/23	1,563,693
		3,630,899

	Health Care — 0.6%
1,400,000	HCA, Inc., 4.250%, 10/15/19	1,452,500

	Telecommunication Services — 0.6%
1,422,000	Verizon Communications, Inc., 144a, 5.012%, 4/15/49	1,436,088
	Total Corporate Bonds	$81,287,273

	U.S. Government Agency Obligations — 24.2%
26,763	Astro Offshore Corp., 6.000%, 12/20/19	27,585
1,094,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,156,051
364,828	EJM Airport LLC, 6.271%, 5/15/20	387,286
512,000	Matson Navigation Co., Inc., 5.337%, 9/4/28	559,644
1,533,000	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	1,534,397
2,271,000	Private Export Funding Corp., 2.450%, 7/15/24	2,278,908
206,980	Small Business Administration Participation Certificates, Ser 2001-20A, Class 1, 6.290%, 1/1/21	216,676
36,718	Small Business Administration Participation Certificates, Ser 2001-20K, Class 1, 5.340%, 11/1/21	38,294
120,356	Small Business Administration Participation Certificates, Ser 2002-20H, Class 1, 5.310%, 8/1/22	126,972
112,945	Small Business Administration Participation Certificates, Ser 2003-20B, Class 1, 4.840%, 2/1/23	118,725
35,528	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	37,242
27,645	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	29,009
248,192	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	261,776
153,179	Small Business Administration Participation Certificates, Ser 2005-20B, Class 1, 4.625%, 2/1/25	160,253
115,969	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	122,853
839,407	Small Business Administration Participation Certificates, Ser 2006-20B, Class 1, 5.350%, 2/1/26	897,271
207,379	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	222,426
497,017	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	532,044
619,909	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	660,822
660,088	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	704,977
652,373	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	696,323
259,896	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	279,503
714,518	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	762,329
505,406	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	548,008
466,107	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	522,889
1,176,985	Small Business Administration Participation Certificates, Ser 2009-20B, Class 1, 4.760%, 2/1/29	1,254,721
1,352,188	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	1,438,823

44

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 24.2% (Continued)
$524,884	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	$555,962
1,179,671	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	1,254,702
601,578	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	644,144
956,260	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	1,004,619
1,678,771	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	1,772,600
1,509,073	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	1,553,564
835,597	Small Business Administration Participation Certificates, Ser 2012-10C, Class 1, 1.240%, 5/1/22	827,239
4,155,918	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	4,104,227
1,823,887	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	1,775,047
2,462,184	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	2,543,609
2,551,752	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	2,575,420
1,877,686	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	1,885,846
3,937,544	Small Business Administration Participation Certificates, Ser 2015-20E, Class 1, 2.770%, 5/1/35	3,958,208
3,091,202	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	3,112,832
4,364,903	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	4,385,812
2,255,000	Small Business Administration Participation Certificates, Ser 2017-10A, Class 1, 2.845%, 3/10/27	2,286,563
4,080,000	Small Business Administration Participation Certificates, Ser 2017-20D, Class 1, 2.840%, 4/1/37	4,087,151
2,500,000	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	2,510,225

2,420,000	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	2,393,342
	Total U.S. Government Agency Obligations	$58,806,919

	U.S. Government Mortgage-Backed Obligations — 14.5%
1,882,136	FHLMC, Pool #W30008, 7.645%, 5/1/25	2,206,503
208,747	FNMA, Pool #465711, 4.680%, 8/1/28	229,461
1,531,772	FNMA, Pool #469616, 3.500%, 11/1/21	1,611,518
109,172	FNMA, Pool #874210, 5.260%, 1/1/25	118,191
185,943	FNMA, Pool #888829, 5.832%, 6/1/37	207,635
276,450	FNMA, Pool #958736, 4.940%, 5/1/19	290,811
295,290	FNMA, Pool #AD0101, 4.821%, 7/1/19	311,897
324,045	FNMA, Pool #AD0166, 4.829%, 8/1/19	341,931
892,697	FNMA, Pool #AD0342, 4.650%, 10/1/19	939,791
925,014	FNMA, Pool #AD0786, 4.501%, 1/1/20	971,701
443,086	FNMA, Pool #AD0910, 4.629%, 4/1/20	466,678
348,670	FNMA, Pool #AE0209, 4.380%, 6/1/20	367,508
946,133	FNMA, Pool #AE0446, 4.041%, 9/1/20	995,813
470,740	FNMA, Pool #AE2771, 3.500%, 8/1/26	490,739
269,769	FNMA, Pool #AE8886, 3.500%, 12/1/25	280,861
2,114,636	FNMA, Pool #AH8854, 4.500%, 4/1/41	2,286,245
1,770,003	FNMA, Pool #AM0157, 2.680%, 2/1/22	1,810,929
1,847,922	FNMA, Pool #AM0566, 1.940%, 9/1/19	1,847,913
2,050,511	FNMA, Pool #AP7488, 3.500%, 9/1/42	2,115,104
1,127,121	FNMA, Pool #AT0924, 2.000%, 3/1/28	1,094,479
3,284,967	FNMA, Pool #AU1628, 3.000%, 7/1/43	3,298,389
2,106,750	FNMA, Pool #AX7699, 3.500%, 2/1/45	2,165,105
2,501,757	FNMA, Pool #BC0153, 4.000%, 1/1/46	2,631,134
4,254,229	FNMA, Pool #BD7165, 4.000%, 4/1/47	4,474,234
874,844	GNMA, Pool #5276, 3.000%, 1/20/27	904,156
1,131,077	GNMA, Pool #710077, 4.700%, 5/20/61(A)	1,156,123
341,545	GNMA, Pool #751408, 4.816%, 6/20/61(A)	362,461
486,780	GNMA, Pool #751409, 4.621%, 7/20/61(A)	499,642
497,391	GNMA, Pool #756686, 4.704%, 9/20/61(A)	511,175
306,976	GNMA, Pool #757327, 4.331%, 7/20/61(A)	313,908
	Total U.S. Government Mortgage-Backed Obligations	$35,302,035

	Agency Collateralized Mortgage Obligations — 9.9%
1,020,000	FREMF Mortgage Trust, Ser 2011-K702, Class B, 144a, 4.930%, 4/25/44(A)	1,036,374
1,000,000	FREMF Mortgage Trust, Ser 2012-K19, Class B, 144a, 4.172%, 5/25/45(A)	1,054,938
925,000	FREMF Mortgage Trust, Ser 2012-K706, Class B, 144a, 4.169%, 11/25/44(A)	944,463

45

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage Obligations — 9.9% (Continued)
$1,035,000	FREMF Mortgage Trust, Ser 2012-K710, Class B, 144a, 3.944%, 6/25/47(A)	$1,063,749
1,762,765	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, 2.535%, 11/25/35(A)	1,780,237
1,748,644	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, 2.160%, 5/25/36(A)	1,746,195
2,600,000	GNMA, Ser 2011-142, Class B, 3.485%, 2/16/44(A)	2,668,408
596,754	GNMA, Ser 2011-147, Class A, 2.174%, 7/16/38	597,516
2,975,000	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(A)	3,035,656
2,481,521	GNMA, Ser 2012-53, Class AC, 2.381%, 12/16/43	2,463,458
1,244,355	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	1,213,658
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(A)	2,327,491
2,009,000	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(A)	1,925,186
2,251,351	GNMA, Ser 2017-H11, Class FV, 1.493%, 5/20/67(A)	2,251,351
	Total Agency Collateralized Mortgage Obligations	$24,108,680

	Municipal Bonds — 7.0%

	California — 2.1%
1,225,000	CA State City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,789,688
1,710,000	CA State East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,261,424
1,035,098	CA State HFA Residential Mortgage Rev, Ser A, 2.900%, 2/1/42	1,035,781
		5,086,893

	Florida — 0.4%
975,823	FL State HFC Rev, Homeownership Mortgage Special Project, 2.800%, 7/1/41	966,514

	Louisiana — 1.0%
2,332,475	LA State Housing Corp., Txbl Ref, 2.875%, 11/1/38	2,310,433

	Missouri — 0.3%
845,000	MO State Housing Development Commission, Special Homeownership Loan Program, Ser C, 2.650%, 11/1/40	830,872

	Ohio — 0.8%
1,990,000	Ohio Housing Finance Agency, Ser 1, 2.650%, 11/1/41	1,948,727

	Texas — 1.3%
1,770,000	TX State Dallas Area Rapid Transit, Build America Bonds, 5.999%, 12/1/44	2,369,658
810,000	TX State Texas Dept of Housing & Community Affairs, Ser A, 2.800%, 3/1/36	809,854
		3,179,512

	Virginia — 0.3%
841,939	VA State Housing Development Authority, Pass Thru Ser B, 2.750%, 4/25/42	824,620

	Washington — 0.8%
1,515,000	WA State of Washington, Build America Bonds Ser D, UTGO, 5.481%, 8/1/39	1,898,553
	Total Municipal Bonds	$17,046,124

	U.S. Treasury Obligations — 3.8%
3,695,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/40#	1,933,542
10,429,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/43#	4,929,611
5,379,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/45#	2,384,694
	Total U.S. Treasury Obligations	$9,247,847

	Asset-Backed Securities — 1.9%
1,484,594	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,508,455
1,197,530	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	1,197,024
350,957	FPL Recovery Funding LLC, Ser 2007-A, Class A4, 5.256%, 8/1/21	362,713
1,325,000	JCP&L Transition Funding LLC, Ser 2006-A, Class A4, 5.610%, 6/5/23	1,442,003
	Total Asset-Backed Securities	$4,510,195

	Commercial Mortgage-Backed Securities — 0.7%
1,490,895	Citigroup Commercial Mortgage Trust, Ser 2008-C7, Class A4, 6.385%, 12/10/49(A)	1,493,538
505,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	263,863
	Total Commercial Mortgage-Backed Securities	$1,757,401

46

Touchstone Total Return Bond Fund (Unaudited) (Continued)

		Market
Shares		Value

	Short-Term Investment Fund — 3.6%
8,873,360	Dreyfus Government Cash Management, Institutional Shares, 0.91%∞Ω	$8,873,360

	Total Investment Securities — 99.0%
	(Cost $240,556,626)	$240,939,834

	Other Assets in Excess of Liabilities — 1.0%	2,360,139

	Net Assets — 100.0%	$243,299,973

#	Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2017.

(B)	Perpetual Bond - A bond with no definite maturity date.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

FRESB - Freddie Mac Multifamily Securitization Small Balance Loan

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at $14,264,960 or 5.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$81,287,273	$—	$81,287,273
U.S. Government Agency Obligations	—	58,806,919	—	58,806,919
U.S. Government Mortgage-Backed Obligations	—	35,302,035	—	35,302,035
Agency Collateralized Mortgage Obligations	—	24,108,680	—	24,108,680
Municipal Bonds	—	17,046,124	—	17,046,124
U.S. Treasury Obligations	—	9,247,847	—	9,247,847
Asset-Backed Securities	—	4,510,195	—	4,510,195
Commercial Mortgage-Backed Securities	—	1,757,401	—	1,757,401
Short-Term Investment Fund	8,873,360	—	—	8,873,360
Total	$8,873,360	$232,066,474	$—	$240,939,834

See accompanying Notes to Portfolios of Investments.

47

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – June 30, 2017 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 36.4%

	Financials — 9.0%
$2,765,000	Bank of America Corp. MTN, 1.700%, 8/25/17	$2,766,194
3,000,000	Bank of America Corp. MTN, 5.650%, 5/1/18	3,094,209
700,000	Bank One Corp., 8.530%, 3/1/19(A)	770,795
3,200,000	Capital One Financial Corp., 1.941%, 5/12/20(B)	3,215,629
875,000	Capital One NA/Mclean VA, 1.650%, 2/5/18	874,641
6,050,000	Citibank NA, 1.614%, 3/20/19(B)	6,058,754
750,000	Citigroup, Inc., 1.700%, 4/27/18	749,248
1,800,000	Citigroup, Inc., 1.800%, 2/5/18	1,801,364
1,290,000	Citigroup, Inc., 6.125%, 5/15/18	1,337,588
1,500,000	Credit Suisse AG/New York NY (Switzerland), 1.750%, 1/29/18	1,500,812
3,200,000	HSBC Bank USA NA/New York NY, 6.000%, 8/9/17	3,213,120
1,000,000	JPMorgan Chase & Co., 6.000%, 1/15/18	1,022,468
2,800,000	Mizuho Bank Ltd. (Japan), 144a, 1.550%, 10/17/17	2,800,123
3,000,000	Moody's Corp., 1.568%, 9/4/18(B)	3,007,368
250,000	Morgan Stanley MTN, 5.950%, 12/28/17	255,101
1,450,000	Morgan Stanley MTN, 6.250%, 8/28/17	1,460,091
8,685,000	Mountain Agency, Inc. (The), 1.360%, 12/1/23(B)	8,685,000
1,029,000	PNC Bank NA, 6.000%, 12/7/17	1,047,682
2,500,000	Principal Life Global Funding II, 144a, 1.500%, 4/18/19	2,476,940
2,800,000	Royal Bank of Canada/New York NY (Canada), 1.622%, 7/28/17(B)	2,801,207
600,000	Standard Chartered Bank (United Kingdom), 144a, 6.400%, 9/26/17	605,893
4,977,000	SunTrust Bank/Atlanta GA, 7.250%, 3/15/18	5,163,638
5,000,000	UBS AG/Stamford CT (Switzerland) MTN, 1.375%, 8/14/17	4,999,990
2,600,000	XLIT Ltd. (Cayman Islands), 2.300%, 12/15/18	2,611,440
		62,319,295

	Consumer Discretionary — 5.6%
2,000,000	AutoNation, Inc., 6.750%, 4/15/18	2,075,188
6,250,000	Blue Hen Hotel LLC, 1.490%, 9/1/27(B)	6,250,000
1,800,000	Dollar General Corp., 1.875%, 4/15/18	1,801,307
7,000,000	ERAC USA Finance LLC, 144a, 6.375%, 10/15/17	7,090,552
3,300,000	Hasbro, Inc., 6.300%, 9/15/17	3,327,416
2,000,000	Hyundai Capital America, 144a, 2.000%, 3/19/18	2,001,346
1,000,000	Hyundai Capital Services, Inc. (South Korea), 144a, 3.500%, 9/13/17	1,003,244
4,900,000	Lear Corp., 4.750%, 1/15/23	5,069,731
2,273,000	Marriott International, Inc., 6.750%, 5/15/18	2,368,809
6,000,000	Newell Brands, Inc., 2.050%, 12/1/17	6,009,870
1,000,000	Newell Brands, Inc., 5.000%, 11/15/23	1,070,076
650,000	Volkswagen Group of America Finance LLC, 144a, 1.650%, 5/22/18	649,355
		38,716,894

	Utilities — 4.5%
280,000	Commonwealth Edison Co., 6.150%, 9/15/17	282,535
3,000,000	Dominion Energy, Inc., 2.579%, 7/1/20	3,015,498
825,000	Dominion Resources, Inc., 144a, 1.500%, 9/30/18	819,232
2,705,000	E.ON International Finance BV (Netherlands), 144a, 5.800%, 4/30/18	2,786,193
5,000,000	Georgia Power Co., 2.000%, 3/30/20	4,984,635
700,000	ITC Holdings Corp., 144a, 5.500%, 1/15/20	748,577
5,900,000	Kentucky Power Co., 144a, 6.000%, 9/15/17	5,948,215
800,000	New York State Electric & Gas Corp., 144a, 6.150%, 12/15/17	814,893
1,400,000	NiSource Finance Corp., 5.250%, 9/15/17	1,409,003
1,178,000	Oklahoma Gas & Electric Co., 6.500%, 7/15/17	1,179,351
700,000	Oncor Electric Delivery Co. LLC, 5.000%, 9/30/17	705,758
900,000	South Carolina Electric & Gas Co., 5.250%, 11/1/18	937,524
451,000	Southern Electric Generating Co., 144a, 2.200%, 12/1/18	453,051
650,000	TECO Finance, Inc., 6.572%, 11/1/17	659,828
4,981,000	United Utilities PLC (United Kingdom), 4.550%, 6/19/18	5,101,206
1,255,000	West Penn Power Co., 144a, 5.950%, 12/15/17	1,277,506
		31,123,005

	Real Estate — 3.2%
2,250,000	Equity Commonwealth, 5.875%, 9/15/20	2,406,224
6,600,000	Equity Commonwealth, 6.650%, 1/15/18	6,607,907
1,790,000	Highwoods Realty LP, 7.500%, 4/15/18	1,863,059
500,000	Post Apartment Homes LP, 4.750%, 10/15/17	500,442
865,000	Prologis LP, 4.000%, 1/15/18	870,394
1,250,000	Realty Income Corp., 2.000%, 1/31/18	1,251,222
650,000	Select Income REIT, 2.850%, 2/1/18	652,701
2,210,000	Simon Property Group LP, 144a, 1.500%, 2/1/18	2,208,360
4,520,000	WEA Finance LLC / Westfield UK & Europe Finance PLC, 144a, 1.750%, 9/15/17	4,519,977
1,060,000	Welltower, Inc., 2.250%, 3/15/18	1,062,788
		21,943,074

48

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 36.4% (Continued)

	Health Care — 3.0%
$2,100,000	Amgen, Inc., 1.900%, 5/10/19	$2,101,968
2,100,000	Amgen, Inc., 2.200%, 5/11/20	2,110,611
1,955,000	Catholic Health Initiatives, 1.600%, 11/1/17	1,955,307
7,700,000	Dignity Health, 2.637%, 11/1/19	7,789,405
6,500,000	Zoetis, Inc., 1.875%, 2/1/18	6,503,946
		20,461,237

	Energy — 2.8%
1,000,000	Columbia Pipeline Group, Inc., 2.450%, 6/1/18	1,004,588
3,650,000	Phillips 66, 144a, 1.786%, 4/15/19(B)	3,658,468
800,000	Questar Pipeline LLC, 5.830%, 2/1/18	817,656
1,500,000	Ras Laffan Liquefied Natural Gas Co. (Qatar), 6.750%, 9/30/19	1,625,700
339,210	Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), 144a, 5.298%, 9/30/20	351,015
1,500,000	Schlumberger Holdings Corp., 144a, 1.900%, 12/21/17	1,501,386
10,000,000	TransCanada PipeLines Ltd. (Canada), 1.625%, 11/9/17	10,004,510
		18,963,323

	Industrials — 2.4%
3,650,000	Arrow Electronics, Inc., 3.000%, 3/1/18	3,676,068
1,880,000	Johnson Controls International PLC (Ireland), 1.400%, 11/2/17	1,878,780
3,669,000	Martin Marietta Materials, Inc., 6.600%, 4/15/18	3,799,822
958,000	SBA Tower Trust, 144a, 2.898%, 10/8/19	963,046
6,200,000	Temple-Inland LLC, 6.625%, 1/15/18	6,353,233
		16,670,949

	Materials — 2.1%
4,900,000	Cabot Corp., 2.550%, 1/15/18	4,922,633
7,000,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 144a, 1.700%, 5/1/18	7,003,647
2,700,000	EI du Pont de Nemours & Co., 2.200%, 5/1/20	2,714,653
		14,640,933

	Consumer Staples — 1.8%
1,239,000	Constellation Brands, Inc., 3.875%, 11/15/19	1,287,041
750,000	Reynolds American, Inc., 2.300%, 8/21/17	750,725
5,827,000	Reynolds American, Inc., 2.300%, 6/12/18	5,852,377
1,500,000	RJ Reynolds Tobacco Co., 2.300%, 8/21/17	1,501,450
3,200,000	Tyson Foods, Inc., 1.760%, 6/2/20(B)	3,214,483
		12,606,076

	Telecommunication Services — 1.1%
1,885,000	Cox Communications, Inc., 144a, 6.250%, 6/1/18	1,954,489
406,000	Crown Castle Towers LLC, 144a, 6.113%, 1/15/20	436,487
2,000,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 1.750%, 1/15/18	2,001,448
1,405,000	Sky PLC (United Kingdom), 144a, 2.625%, 9/16/19	1,414,505
1,000,000	Sky PLC (United Kingdom), 144a, 6.100%, 2/15/18	1,025,884
500,000	Vodafone Group PLC (United Kingdom), 1.250%, 9/26/17	499,505
		7,332,318

	Information Technology — 0.9%
3,200,000	Dell International LLC / EMC Corp., 144a, 3.480%, 6/1/19	3,274,803
1,400,000	Fidelity National Information Services, Inc., 2.000%, 4/15/18	1,401,928
1,616,000	Hewlett Packard Enterprise Co., 2.450%, 10/5/17	1,620,037
		6,296,768
	Total Corporate Bonds	$251,073,872

	Asset-Backed Securities — 39.0%
4,250,000	American Credit Acceptance Receivables Trust, Ser 2013-2, Class D, 144a, 5.920%, 8/17/20	4,269,952
3,821,268	American Credit Acceptance Receivables Trust, Ser 2014-2, Class C, 144a, 3.590%, 3/10/20	3,827,281
7,750,000	American Credit Acceptance Receivables Trust, Ser 2014-3, Class D, 144a, 4.700%, 11/10/21	7,811,407
4,875,000	American Credit Acceptance Receivables Trust, Ser 2014-4, Class C, 144a, 4.250%, 10/12/20	4,921,746
125,348	American Credit Acceptance Receivables Trust, Ser 2015-3, Class A, 144a, 1.950%, 9/12/19	125,352
4,600,000	American Credit Acceptance Receivables Trust, Ser 2017-2, Class A, 144a, 1.840%, 7/13/20	4,597,717
256,440	AmeriCredit Automobile Receivables, Ser 2013-2, Class C, 1.790%, 3/8/19	256,458
2,034,158	AmeriCredit Automobile Receivables Trust, Ser 2013-4, Class C, 2.720%, 9/9/19	2,038,863
2,294,000	Ascentium Equipment Receivables, Ser 2015-2A, Class D, 144a, 3.440%, 10/12/21	2,327,462
2,740,772	Ascentium Equipment Receivables Trust, Ser 2016-1A, Class A2, 144a, 1.750%, 11/13/18	2,742,953
3,915,000	Ascentium Equipment Receivables Trust, Ser 2017-1A, Class A2, 144a, 1.870%, 7/10/19	3,914,966

49

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 39.0% (Continued)
$121,693	Bayview Financial Acquisition Trust, Ser 2004-C, Class M1, 2.197%, 5/28/44(B)	$121,745
150,605	BlueMountain CLO II Ltd., Ser 2006-2A, Class C, 144a, 2.002%, 7/15/18(B)	150,557
2,738,966	BlueVirgo Trust, Ser 2015-1A, 144a, 3.000%, 12/15/22	2,754,551
2,985,000	Bsprt Issuer Ltd., Ser 2017-FL1, Class A, 144a, 2.426%, 6/15/27(B)	2,985,003
3,345,000	California Republic Auto Receivables Trust, Ser 2013-2, Class C, 3.320%, 8/17/20	3,374,820
6,710,000	Capital Auto Receivables Asset Trust, Ser 2014-1, Class E, 144a, 4.090%, 9/22/22	6,816,176
5,710,000	Capital Auto Receivables Asset Trust, Ser 2014-3, Class E, 3.940%, 4/20/23	5,831,517
5,250,000	Capital Auto Receivables Asset Trust, Ser 2015-2, Class E, 4.500%, 1/22/24	5,402,793
7,930,000	CarFinance Capital Auto Trust, Ser 2013-2A, Class D, 144a, 5.930%, 8/15/19	8,061,592
607,325	CarFinance Capital Auto Trust, Ser 2015-1A, Class A, 144a, 1.750%, 6/15/21	607,260
1,179,446	Cazenovia Creek Funding I LLC, Ser 2015-1A, Class A, 144a, 2.000%, 12/10/23	1,172,074
273,941	CCG Receivables Trust, Ser 2014-1, Class A2, 144a, 1.060%, 11/15/21	273,830
4,925,000	CCG Receivables Trust, Ser 2017-1, Class A2, 144a, 1.840%, 11/14/23	4,919,500
8,485,000	Chrysler Capital Auto Receivables Trust, Ser 2013-BA, Class D, 144a, 2.890%, 10/15/20	8,510,084
1,325,662	CNH Equipment Trust, Ser 2014-C, Class A3, 1.050%, 11/15/19	1,324,063
16,873	College & University Facility Loan Trust, Ser 2, Class D, 4.000%, 6/1/18	16,873
3,538,925	Conn Funding II LP, Ser 2017-A, Class A, 144a, 2.730%, 5/15/20	3,543,662
3,464,304	Credit Acceptance Auto Loan Trust, Ser 2014-2A, Class A, 144a, 1.880%, 3/15/22	3,464,834
6,148,571	Credit Acceptance Auto Loan Trust, Ser 2015-1A, Class A, 144a, 2.000%, 7/15/22	6,151,218
2,725,000	Dell Equipment Finance Trust, Ser 2015-1, Class D, 144a, 2.840%, 9/22/20	2,733,910
3,000,000	Dell Equipment Finance Trust, Ser 2015-2, Class B, 144a, 2.210%, 9/22/20	3,006,800
4,500,000	Dell Equipment Finance Trust, Ser 2015-2, Class C, 144a, 2.750%, 9/22/20	4,515,400
2,300,323	Dell Equipment Finance Trust, Ser 2016-1, Class A2, 144a, 1.430%, 9/24/18	2,300,100
7,520,000	DT Auto Owner Trust, Ser 2014-3A, Class D, 144a, 4.470%, 11/15/21	7,687,999
4,039,851	DT Auto Owner Trust, Ser 2015-1A, Class C, 144a, 2.870%, 11/16/20	4,051,507
4,399,577	DT Auto Owner Trust, Ser 2017-2A, Class A, 144a, 1.720%, 5/15/20	4,399,666
879,745	Elara HGV Timeshare Issuer LLC, Ser 2014-A, Class A, 144a, 2.530%, 2/25/27	875,384
8,600,000	Exeter Automobile Receivables Trust, Ser 2013-2A, Class D, 144a, 6.810%, 8/17/20	8,811,922
4,450,000	First Investors Auto Owner Trust, Ser 2014-1A, Class B, 144a, 2.260%, 1/15/20	4,458,294
1,573,443	First Investors Auto Owner Trust, Ser 2016-2A, Class A1, 144a, 1.530%, 11/16/20	1,570,802
1,929,109	Flagship Credit Auto Trust, Ser 2016-3, Class A1, 144a, 1.610%, 12/15/19	1,928,173
1,217,587	FNA 2015-1 Trust, Ser 2015-1, Class A, 144a, 3.240%, 12/10/23	1,211,350
2,477,090	GLS Auto Receivables Trust, Ser 2016-1A, Class A, 144a, 2.730%, 10/15/20	2,477,100
6,820,000	GLS Auto Receivables Trust, Ser 2017-1A, Class A2, 144a, 2.670%, 4/15/21	6,815,396
2,317,975	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2016-1, Class A2, 144a, 1.570%, 5/21/18	2,317,940
7,910,000	Kingsland IV Ltd., Ser 2007-4A, Class C, 144a, 1.808%, 4/16/21(B)	7,817,991
1,628,818	Leaf Receivables Funding 11 LLC, Ser 2016-1, Class A2, 144a, 1.720%, 7/15/18	1,628,992
2,093,835	Morgan Stanley ABS Capital I, Inc. Trust, Ser 2006-NC1, Class A4, 1.516%, 12/25/35(B)	2,083,863
8,466,079	Navitas Equipment Receivables LLC, Ser 2016-1, Class A2, 144a, 2.200%, 6/15/21	8,467,950
4,389,704	New Century Home Equity Loan Trust, Ser 2005-B, Class A2D, 1.616%, 10/25/35(B)	4,385,472
2,142,163	OneMain Direct Auto Receivables Trust, Ser 2016-1A, Class A, 144a, 2.040%, 1/15/21	2,144,555
1,875,616	Orange Lake Timeshare Trust, Ser 2012-AA, Class A, 144a, 3.450%, 3/10/27	1,887,382

50

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 39.0% (Continued)
$931,652	Orange Lake Timeshare Trust, Ser 2014-AA, Class A, 144a, 2.290%, 7/9/29	$926,610
228,534	Park Place Securities, Inc. Asset Backed Pass Through Certificates, Ser 2005-WHQ3, Class M2, 1.891%, 6/25/35(B)	228,478
110,663	Prestige Auto Receivables Trust, Ser 2014-1A, Class A3, 144a, 1.520%, 4/15/20	110,648
178,294	Santander Drive Auto Receivables Trust, Ser 2013-1, Class D, 2.270%, 1/15/19	178,526
368,171	Santander Drive Auto Receivables Trust, Ser 2013-2, Class C, 1.950%, 3/15/19	368,235
7,038,000	Santander Drive Auto Receivables Trust, Ser 2013-5, Class D, 2.730%, 10/15/19	7,088,436
9,200,000	Santander Drive Auto Receivables Trust, Ser 2014-1, Class E, 3.920%, 5/17/21	9,345,017
6,500,000	Santander Drive Auto Receivables Trust, Ser 2014-2, Class E, 144a, 3.760%, 7/15/21	6,590,710
6,500,000	Santander Drive Auto Receivables Trust, Ser 2014-3, Class E, 144a, 3.490%, 9/15/21	6,542,280
941,000	Santander Drive Auto Receivables Trust, Ser 2015-1, Class B, 1.970%, 11/15/19	941,563
4,725,000	Securitized Equipment Receivables Trust, Ser 2017-1A, 2.760%, 12/13/22	4,728,525
2,260,013	Sierra Timeshare Receivables Funding LLC, Ser 2012-3A, Class A, 144a, 1.870%, 8/20/29	2,258,338
1,036,129	Sierra Timeshare Receivables Funding LLC, Ser 2013-1A, Class A, 144a, 1.590%, 11/20/29	1,034,121
1,901,652	Sierra Timeshare Receivables Funding LLC, Ser 2013-3A, Class A, 144a, 2.200%, 10/20/30	1,900,996
756,518	Sierra Timeshare Receivables Funding LLC, Ser 2014-1A, Class A, 144a, 2.070%, 3/20/30	755,528
3,103,413	Sierra Timeshare Receivables Funding LLC, Ser 2014-2A, Class A, 144a, 2.050%, 6/20/31(B)	3,098,752
1,574,188	Sierra Timeshare Receivables Funding LLC, Ser 2014-3A, Class A, 144a, 2.300%, 10/20/31	1,573,973
1,450,058	Sierra Timeshare Receivables Funding LLC, Ser 2015-1A, Class A, 144a, 2.400%, 3/22/32	1,450,728
1,830,000	Stoney Lane Funding I Corp. (Cayman Islands), Ser 2007-1A, Class B, 144a, 1.858%, 4/18/22(B)	1,811,841
2,408,312	Structured Asset Investment Loan Trust, Ser 2005-HE3, Class A5, 1.936%, 9/25/35(B)	2,408,150
805,892	Tidewater Auto Receivables Trust, Ser 2016-AA, Class A2, 144a, 2.300%, 9/15/19	805,565
1,338,944	United Auto Credit Securitization Trust, Ser 2016-2, Class A, 144a, 1.670%, 9/10/18	1,339,117
11,480,000	United Auto Credit Securitization Trust, Ser 2017-1, Class A, 144a, 1.890%, 5/10/19	11,479,855
2,973,875	Welk Resorts LLC, Ser 2013-AA, Class A, 144a, 3.100%, 3/15/29	2,991,882
1,810,407	Westgate Resorts LLC, Ser 2015-1A, Class A, 144a, 2.750%, 5/20/27	1,814,416
5,337,465	Westgate Resorts LLC, Ser 2016-1A, Class A, 144a, 3.500%, 12/20/28	5,361,712
962,284	Westlake Automobile Receivables Trust, Ser 2014-2A, Class C, 144a, 2.240%, 4/15/20	962,734
222,646	Westlake Automobile Receivables Trust, Ser 2016-1A, Class A2A, 144a, 1.820%, 1/15/19	222,745
1,147,985	Westlake Automobile Receivables Trust, Ser 2016-1A, Class A2B, 144a, 2.209%, 1/15/19(B)	1,149,440
	Total Asset-Backed Securities	$269,363,178

	Commercial Mortgage-Backed Securities — 8.2%
4,063,863	CD Mortgage Trust, Ser 2006-CD3, Class AM, 5.648%, 10/15/48	4,140,711
5,645,000	CDGJ Commercial Mortgage Trust, Ser 2014-BXCH, Class B, 144a, 3.009%, 12/15/27(B)	5,648,515
6,560,000	CGDB Commercial Mortgage Trust, Ser 2017-BIO, Class B, 144a, 2.000%, 5/15/30(B)	6,567,709
5,762,000	COMM Mortgage Trust, Ser 2016-SAVA, Class A, 144a, 1.720%, 10/15/34(B)	5,787,281
2,065,932	Commercial Mortgage Loan Trust, Ser 2008-LS1, Class A4B, 6.335%, 12/10/49(B)	2,069,678
978,649	DBUBS Mortgage Trust, Ser 2011-LC2A, Class A1FL, 144a, 2.468%, 7/12/44(B)	990,729
31,630	FDIC Guaranteed Notes, Ser 2010-C1, Class A, 144a, 2.980%, 12/6/20	31,735

51

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 8.2% (Continued)
$143,822,000	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class XCP, 144a, 0.911%, 5/10/34(B)	$3,266,241
8,320,000	Hospitality Mortgage Trust, Ser 2017-HIT, Class B, 144a, 2.269%, 5/8/30(B)	8,330,597
4,965,000	Hyatt Hotel Portfolio Trust, Ser 2015-HYT, Class A, 144a, 2.409%, 11/15/29(B)	4,968,003
1,655,681	PFP Ltd. (Cayman Islands), Ser 2015-2, Class A, 144a, 2.622%, 7/14/34(B)	1,655,536
3,785,000	RAIT Trust, Ser 2017-FL7, Class A, 144a, 2.100%, 6/15/37(B)	3,785,056
14,323,318	UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Class XA, 144a, 2.427%, 1/10/45(B)(C)	1,105,451
3,244,000	Wells Fargo Commercial Mortgage Trust, Ser 2014-TISH, Class A, 144a, 2.189%, 2/15/27(B)	3,238,500
5,000,000	Wells Fargo Commercial Mortgage Trust, Ser 2014-TISH, Class B, 144a, 2.509%, 2/15/27(B)	5,018,674
	Total Commercial Mortgage-Backed Securities	$56,604,416

	U.S. Government Mortgage-Backed Obligations — 4.6%
142,062	FHLMC, Pool #1B1580, 3.711%, 3/1/34(B)	151,522
135,763	FHLMC, Pool #1B2629, 3.250%, 11/1/34(B)	143,494
415,817	FHLMC, Pool #1B7189, 3.954%, 3/1/36(B)	442,558
117,778	FHLMC, Pool #1G1471, 3.166%, 1/1/37(B)	124,094
679,748	FHLMC, Pool #1H1354, 2.805%, 11/1/36(B)	715,473
76,300	FHLMC, Pool #1H2524, 2.981%, 8/1/35(B)	80,310
399,009	FHLMC, Pool #1J1813, 3.175%, 8/1/37(B)	424,277
251,402	FHLMC, Pool #1K1238, 2.881%, 7/1/36(B)	264,381
165,216	FHLMC, Pool #1L0087, 2.802%, 6/1/35(B)	173,540
374,717	FHLMC, Pool #1L0147, 2.844%, 7/1/35(B)	396,881
223,693	FHLMC, Pool #1L1288, 3.048%, 5/1/36(B)	235,744
193,088	FHLMC, Pool #1Q0080, 3.050%, 1/1/36(B)	203,964
440,222	FHLMC, Pool #1Q0119, 3.174%, 9/1/36(B)	467,449
715,747	FHLMC, Pool #1Q0187, 3.114%, 12/1/36(B)	756,173
417,414	FHLMC, Pool #1Q0339, 3.587%, 4/1/37(B)	441,351
138,874	FHLMC, Pool #1Q0669, 3.190%, 11/1/37(B)	146,493
560,387	FHLMC, Pool #1Q1303, 2.894%, 11/1/36(B)	590,211
713,975	FHLMC, Pool #781515, 3.070%, 4/1/34(B)	751,304
314,031	FHLMC, Pool #782760, 2.786%, 11/1/36(B)	332,184
258,223	FHLMC, Pool #847795, 2.875%, 4/1/35(B)	271,271
153,209	FHLMC, Pool #848088, 2.973%, 4/1/35(B)	161,268
519,485	FHLMC, Pool #848539, 2.962%, 4/1/37(B)	553,083
1,266,775	FHLMC, Pool #848583, 3.020%, 1/1/36(B)	1,334,964
18,164	FHLMC, Pool #A92646, 5.500%, 6/1/40	20,518
17,321	FHLMC, Pool #C03505, 5.500%, 6/1/40	19,119
69,538	FHLMC, Pool #C66916, 7.000%, 5/1/32	77,998
13,586	FHLMC, Pool #D94598, 6.500%, 4/1/21	14,306
53,957	FHLMC, Pool #G01840, 5.000%, 7/1/35	59,154
521,835	FHLMC, Pool #G11769, 5.000%, 10/1/20	540,003
332,070	FHLMC, Pool #G11773, 5.000%, 10/1/20	343,498
395	FHLMC, Pool #G30085, 7.500%, 10/1/17	396
169,835	FHLMC, Pool #J10895, 4.000%, 10/1/19	175,863
170,865	FNMA, Pool #254868, 5.000%, 9/1/33	187,458
80,171	FNMA, Pool #256272, 5.500%, 6/1/26	88,735
137,791	FNMA, Pool #256852, 6.000%, 8/1/27	154,921
30,846	FNMA, Pool #323832, 7.500%, 7/1/29	36,160
2,386	FNMA, Pool #334593, 7.000%, 5/1/24	2,609
116,509	FNMA, Pool #555380, 3.283%, 4/1/33(B)	122,701
56,767	FNMA, Pool #665773, 7.500%, 6/1/31	58,546
113,399	FNMA, Pool #679742, 3.125%, 1/1/40(B)	116,783
79,018	FNMA, Pool #681842, 2.901%, 2/1/33(B)	82,732
159,375	FNMA, Pool #681898, 2.935%, 4/1/33(B)	167,532
175,994	FNMA, Pool #725245, 2.773%, 2/1/34(B)	184,665
189,904	FNMA, Pool #725424, 5.500%, 4/1/34	212,748
1,129,255	FNMA, Pool #725490, 3.361%, 4/1/34(B)	1,201,177
41,754	FNMA, Pool #735439, 6.000%, 9/1/19	42,711
33,377	FNMA, Pool #735484, 5.000%, 5/1/35	36,642

52

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 4.6% (Continued)
$143,980	FNMA, Pool #735539, 2.997%, 4/1/35(B)	$151,396
76,862	FNMA, Pool #743207, 2.912%, 10/1/33(B)	80,277
48,258	FNMA, Pool #745467, 3.387%, 4/1/36(B)	50,879
57,640	FNMA, Pool #745790, 2.986%, 8/1/36(B)	60,181
293,442	FNMA, Pool #761411, 4.500%, 5/1/19	300,495
94,627	FNMA, Pool #784365, 2.925%, 5/1/34(B)	98,098
189,154	FNMA, Pool #791978, 2.893%, 9/1/34(B)	196,817
63,549	FNMA, Pool #804001, 2.721%, 10/1/34(B)	66,759
55,317	FNMA, Pool #809897, 3.364%, 3/1/35(B)	58,663
221,016	FNMA, Pool #813170, 3.200%, 1/1/35(B)	230,443
1,061,923	FNMA, Pool #815323, 2.816%, 1/1/35(B)	1,102,997
199,905	FNMA, Pool #820364, 2.720%, 4/1/35(B)	207,499
528,300	FNMA, Pool #827787, 2.924%, 5/1/35(B)	548,579
72,913	FNMA, Pool #828480, 3.025%, 6/1/35(B)	77,162
131,596	FNMA, Pool #839239, 3.010%, 9/1/35(B)	139,741
106,258	FNMA, Pool #888179, 3.405%, 2/1/37(B)	112,752
65,252	FNMA, Pool #888548, 2.880%, 5/1/35(B)	68,718
112,152	FNMA, Pool #889060, 6.000%, 1/1/38	127,112
107,937	FNMA, Pool #889061, 6.000%, 1/1/38	124,070
6,992	FNMA, Pool #889382, 5.500%, 4/1/38	7,892
398,068	FNMA, Pool #922674, 3.531%, 4/1/36(B)	423,449
140,177	FNMA, Pool #931676, 5.500%, 1/1/19	142,608
195,677	FNMA, Pool #950385, 2.278%, 8/1/37(B)	200,662
53,949	FNMA, Pool #960376, 5.500%, 12/1/37	59,771
3,809	FNMA, Pool #995284, 5.500%, 3/1/20	3,823
446,219	FNMA, Pool #AA1150, 4.000%, 4/1/23	461,938
11,152	FNMA, Pool #AD0941, 5.500%, 4/1/40	12,648
85,249	FNMA, Pool #AE0363, 5.000%, 7/1/37	93,580
194,945	FNMA, Pool #AE0727, 4.000%, 10/1/20	201,813
110,348	FNMA, Pool #AE5441, 5.000%, 10/1/40	120,710
193,935	FNMA, Pool #AI6588, 4.000%, 7/1/26	204,202
209,777	FNMA, Pool #AI8506, 4.000%, 8/1/26	220,916
192,570	FNMA, Pool #AL0211, 5.000%, 4/1/41	210,957
31,209	FNMA, Pool #AL0302, 5.000%, 4/1/24	32,945
1,212,593	FNMA, Pool #AL0478, 3.301%, 4/1/36(B)	1,284,490
317,456	FNMA, Pool #AL0543, 5.000%, 7/1/41	347,475
174,391	FNMA, Pool #AL1105, 4.500%, 12/1/40	190,557
69,445	FNMA, Pool #AL2591, 5.500%, 5/1/38	73,591
692,664	FNMA, Pool #AL5275, 2.839%, 9/1/37(B)	716,914
3,658,692	FNMA, Pool #AL7396, 2.892%, 2/1/37(B)	3,795,818
11,963	GNMA, Pool #344233, 8.000%, 2/15/23	12,813
57,136	GNMA, Pool #345123, 8.000%, 12/15/23	61,822
5,769	GNMA, Pool #569337, 6.500%, 4/15/22	6,115
13,306	GNMA, Pool #780322, 8.000%, 11/15/22	14,528
585,285	GNMA, Pool #80826, 2.375%, 2/20/34(B)	606,444
255,949	GNMA, Pool #80889, 2.125%, 4/20/34(B)	265,850
423,788	GNMA, Pool #81016, 2.125%, 8/20/34(B)	438,493
926,808	GNMA, Pool #82760, 2.375%, 3/20/41(B)	951,342
1,234	GNMA, Pool #8426, 3.000%, 11/20/18(B)	1,234
729,119	GNMA, Pool #MA2392, 2.000%, 11/20/44(B)	746,500
2,816,723	GNMA, Pool #MA2466, 2.000%, 12/20/44(B)	2,888,074
	Total U.S. Government Mortgage-Backed Obligations	$31,711,576

	Municipal Bonds — 3.9%

	California — 0.7%
2,340,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC: City National Bank), 144a, 1.470%, 9/1/41(B)	2,340,000
730,000	CA St Infrastructure & Economic Dev Bank, Txbl Studio Moulding, Ser B, (LOC: Comerica Bank), 2.170%, 12/1/28(B)	730,000
110,000	CA St Infrastructure & Economic Dev Bank, Txbl Tobinworld Pj, Ser B, (LOC: Comerica Bank), 2.170%, 11/1/36(B)	110,000
1,885,000	CA St Infrastructure & Economic Dev Bank, Variable Canyon Plastics Inc P, (LOC: Bank Of West (The), 1.010%, 12/1/39(B)	1,885,000
		5,065,000

	Connecticut — 0.1%
425,000	State of Connecticut, Ser A, UTGO, 1.780%, 5/15/18(B)	427,431

	Florida — 0.7%
5,000,000	State Brd of Admin Fin Corp., Txbl Ser A, 2.163%, 7/1/19	5,028,350

53

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 3.9% (Continued)

	Massachusetts — 0.4%
$2,726,000	MA St Edu Fin Auth, Ser B 1, 2.977%, 1/1/31(B)	$2,726,027

	Minnesota — 0.3%
1,000,000	Saint Paul MN Hsg & Redev Auth, Txbl Ref Healthpartners Oblig, 1.400%, 7/1/17	1,000,000
1,095,000	Saint Paul MN Hsg & Redev Auth, Txbl Ref Healthpartners Oblig, 1.838%, 7/1/18	1,096,938
		2,096,938

	New Mexico — 0.0%
30,000	New Mexico Educational Assistance Foundation, 1.852%, 12/1/28(B)	30,010

	New York — 0.5%
3,450,000	Brookhaven NY IDA, Variable Intercounty Asso, (LOC: Capital One NA), 1.240%, 1/1/25(B)	3,450,000

	Ohio — 0.2%
1,000,000	West Carrollton OH Non-Tax Rev, Txbl Various Purpose BANS, 1.600%, 5/1/18	999,260

	Other Territory — 0.9%
6,000,000	Rib Floater Trust, Txbl Muni Floaters Trs Ser 201, (LOC: Barclays Bank PLC), 144a, 1.570%, 7/1/22	6,000,000

	South Carolina — 0.1%
535,000	Spartanburg SC Wtrwks Rev, Txbl Ref Sys Ser B, 1.519%, 12/1/17	534,995
280,000	Spartanburg SC Wtrwks Rev, Txbl Ref Sys Ser B, 1.785%, 12/1/18	280,498
		815,493
	Total Municipal Bonds	$26,638,509

	Agency Collateralized Mortgage Obligations — 2.9%
124,864,176	FHLMC Multifamily Structured Pass Through Certificates, Ser K504 Class X1, 0.324%, 9/25/20(B)(C)	567,171
132,145,067	FHLMC Multifamily Structured Pass Through Certificates, Ser KAIV Class X1, 1.309%, 6/25/21(B)	5,225,056
36,265	FHLMC REMIC, Ser 2510 Class TA, 4.000%, 6/15/32	36,843
402,719	FHLMC REMIC, Ser 2770 Class FH, 1.559%, 3/15/34(B)	402,618
72,024	FHLMC REMIC, Ser 3414 Class MB, 4.250%, 12/15/19	72,872
6,466	FHLMC REMIC, Ser 4459 Class NG, 6.500%, 10/15/24	6,514
233,080	FNMA REMIC, Ser 2003-119, Class PU, 4.000%, 11/25/33	235,337
84,175	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	88,908
75,740	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	78,574
328,975	FNMA REMIC, Ser 2003-81, Class FE, 1.716%, 9/25/33(B)	330,251
3,445	FNMA REMIC, Ser 2008-35, Class IO, 4.500%, 4/25/23(C)	—
86,493	FNMA REMIC, Ser 2010-13, Class WD, 4.250%, 3/25/25	88,115
56,470	FNMA REMIC, Ser 2011-52, Class AH, 2.750%, 10/25/18	56,604
317,193	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	308,727
142,031	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 6.114%, 2/25/32(A)	173,338
136,690	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	146,280
12,344,099	GNMA, Ser 2011-142, Class IO, 0.599%, 9/16/46(B)(C)	252,439
5,479	GNMA, Ser 2011-161, Class A, 1.738%, 1/16/34	5,475
103,131	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	104,522
200,363	GNMA, Ser 2012-27, Class A, 1.614%, 7/16/39	197,244
6,628,486	GNMA, Ser 2016-40, Class F, 1.572%, 7/16/57(B)	6,560,109
5,176,057	GNMA, Ser 2016-95, Class F, 1.622%, 1/16/58(B)	5,129,926
	Total Agency Collateralized Mortgage Obligations	$20,066,923

	Non-Agency Collateralized Mortgage Obligations — 2.6%
2,866,452	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 3.100%, 4/25/33(B)††	2,888,216
315,585	Bear Stearns ARM Trust, Ser 2004-1, Class 13A3, 3.758%, 4/25/34(B)††	317,372
229,489	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)††	233,686
75,441	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	75,155
429,266	CSMC Trust, Ser 2012-CIM1, Class A1, 144a, 3.380%, 2/25/42(B)	433,642
4,414,610	CSMC Trust, Ser 2014-WIN1, Class 2A5, 144a, 3.000%, 9/25/44(B)	4,409,436
72,476	FDIC Structured Sale Guaranteed Notes, Ser 2010-S3, Class A, 144a, 2.740%, 12/3/20	72,650

54

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage Obligations — 2.6% (Continued)
$185,575	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 3.355%, 6/25/36(B)	$167,471
21,842	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, 3.347%, 12/25/32(B)	21,708
166,544	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 3.116%, 12/25/34(B)	164,636
423,652	Mill City Mortgage Trust, Ser 2015-1, Class A1, 144a, 2.230%, 6/25/56(B)	423,830
250,587	People's Choice Home Loan Securities Trust Series, Ser 2005-1, Class M3, 2.086%, 1/25/35(B)	250,619
1,002,818	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.416%, 2/25/37(B)	851,129
4,084,589	Springleaf Mortgage Loan Trust, Ser 2013-3A, Class A, 144a, 1.870%, 9/25/57(B)	4,080,378
3,055,966	Towd Point Mortgage Trust, Ser 2015-4, Class A1B, 144a, 2.750%, 4/25/55(B)	3,079,184
178,805	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-G, Class A1, 2.992%, 6/25/33(B)	179,696
460,767	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-M, Class A1, 2.999%, 12/25/33(B)	464,064
	Total Non-Agency Collateralized Mortgage Obligations	$18,112,872

	Commercial Paper — 1.7%
1,900,000	Duke Energy Corp., 1.330%, 7/3/17(D)	1,899,778
10,000,000	KCP&L Greater Missouri, 1.350%, 7/3/17(D)	9,998,829
	Total Commercial Paper	$11,898,607

	U.S. Government Agency Obligations — 1.1%
2,100,000	Overseas Private Investment Corp., 1.080%, 10/15/33(B)	2,100,000
5,000,000	Overseas Private Investment Corp., 1.120%, 7/20/22(B)	5,000,000
26,972	Small Business Administration Participation Certificates, Ser 2002-20A, Class 1, 6.140%, 1/1/22	28,562
35,029	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	36,463
193,107	Small Business Administration Pools, 1.400%, 1/25/26(B)	191,932
159,170	Small Business Administration Pools, 1.500%, 4/25/28(B)	158,723
	Total U.S. Government Agency Obligations	$7,515,680

Shares

	Short-Term Investment Fund — 0.0%
76,833	Dreyfus Government Cash Management, Institutional Shares, 0.91%∞Ω	$76,833

	Total Investment Securities —100.4%
	(Cost $693,439,345)	$693,062,466

	Liabilities in Excess of
	Other Assets — (0.4%)	(2,753,102)

	Net Assets — 100.0%	$690,309,364

(A)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of June 30, 2017.

(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2017.

(C)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(D)	Rate reflects yield at the time of purchase.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

55

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

CLO - Collateralized Loan Obligations

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDA - Industrial Development Agency

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at $348,260,115 or 50.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$251,073,872	$—	$251,073,872
Asset-Backed Securities	—	269,363,178	—	269,363,178
Commercial Mortgage-Backed Securities	—	56,604,416	—	56,604,416
U.S. Government Mortgage-Backed Obligations	—	31,711,576	—	31,711,576
Municipal Bonds	—	26,638,509	—	26,638,509
Agency Collateralized Mortgage Obligations	—	20,066,923	—	20,066,923
Non-Agency Collateralized Mortgage Obligations	—	18,112,872	—	18,112,872
Commercial Paper	—	11,898,607	—	11,898,607
U.S. Government Agency Obligations	—	7,515,680	—	7,515,680
Short-Term Investment Fund	76,833	—	—	76,833
Total	$76,833	$692,985,633	$—	$693,062,466

See accompanying Notes to Portfolios of Investments.

56

Notes to Portfolios of Investments

June 30, 2017 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2017, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Arbitrage Fund and Merger Arbitrage Fund held Level 3 categorized securities during the period ended June 30, 2017. Refer to the Portfolio of Investments for reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At June 30, 2017, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments for the Emerging Markets Small Cap Fund.

During the period ended June 30, 2017, there were no significant changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades.To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities

57

Notes to Portfolios of Investments (Unaudited) (Continued)

of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment companies—The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

58

Notes to Portfolios of Investments (Unaudited) (Continued)

Securities sold short— The Funds may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of June 30, 2017, the Arbitrage Fund and Merger Arbitrage Fund held securities sold short with a fair value of $(52,899,190) and $(41,285,558), respectively, and pledged securities with a fair value of $71,260,257 and $63,718,207, respectively, as collateral and cash collateral of $43,330,562 and $17,118,347, respectively, for both securities sold short and written options.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of June 30, 2017, the Arbitrage Fund and Merger Arbitrage Fund held written options with a fair value of $(105,368) and $(85,189), respectively, and pledged securities with a fair value of $71,260,257 and $63,718,207, respectively, as collateral and cash collateral of $43,330,562 and $17,118,347, respectively, for both securities sold short and written options. The Arbitrage Fund and Merger Arbitrage Fund held purchased options with a fair value of $8,971 and $10,529, respectively, as of June 30, 2017.

Futures Contracts — The Active bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940 or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts

59

Notes to Portfolios of Investments (Unaudited) (Continued)

could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of June 30, 2017, the Active bond Fund held futures contracts as shown on the Portfolio of Investments and had cash in the amount of $13,025 held as collateral for futures contracts.

Warrants — The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the company the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended June 30, 2017, the Arbitrage Fund and Merger Arbitrage Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital

60

Notes to Portfolios of Investments (Unaudited) (Continued)

and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Master Limited Partnership — The Funds may invest in Master Limited Partnership (“MLP”) common units that represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. Distributions received from MLPs generally are comprised of income and return of capital. Investment income and return of capital are recorded based on estimates made at the time distributions are received. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Pay-In-Kind (“PIK”) Bonds — PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Derivative instruments and hedging activities — The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of June 30, 2017:

	Fair Value of Derivative Investments
	as of June 30, 2017
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Active Bond Fund	Futures Contracts-Interest Rate Contracts*	$17,188	$(18,086)
Arbitrage Fund	Purchased Options-Equity Contracts*	8,971	—
	Written Options-Equity Contracts*	—	(105,368)
	Forward Foreign Currency Contracts*	—	(155,364)
Merger Arbitrage Fund	Purchased Options- Equity contracts*	10,529	—
	Written Options-Equity Contracts*	—	(85,189)
	Forward Foreign Currency Contracts*	—	(100,308)

*	Amounts for Futures Contracts and Forward Foreign Currency Contracts represent unrealized appreciation (depreciation). Amounts for Purchased and Written Options represent market value.

For the period ended June 30, 2017, the average quarterly balance of outstanding derivative financial instruments were as follows:

	Active		Merger
	Bond	Arbitrage	Arbitrage
	Fund	Fund	Fund
Equity contracts:
Purchased Options - Cost	$—	$131,312	$141,510
Written Options - Premiums received	$—	$140,885	$140,043
Forward foreign currency contracts:
Average U.S. dollar amount received	$—	$7,314,407	$5,951,531
Interest rate contracts:
Futures Contracts - Average notional value	$7,306,778	$—	$—

61

Notes to Portfolios of Investments (Unaudited) (Continued)

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of June 30, 2017, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received	Amount**
Active Bond Fund	Corporate Bonds	$1,026,028	$1,059,969	$33,941
	Preferred stocks	191,393	195,573	4,180
Total Active Bond Fund		1,217,421	1,255,542	38,121
Arbitrage Fund	Common Stocks	5,420,121	5,684,877	264,756
	Corporate Bonds	360,209	368,517	8,308
	Warrants	330	600	270
Total Arbitrage Fund		5,780,660	6,053,994	273,334
Emerging Markets Small Cap Fund	Common Stocks	50,730	53,843	3,113
High Yield Fund	Corporate Bond	4,298,273	5,371,576	1,073,303
Mid Cap Value Fund	Common Stocks	4,424,199	4,551,645	127,446
Premium Yield Equity Fund	Common Stocks	2,196,782	2,550,990	354,208
Sands Capital Select Growth Fund	Common Stocks	64,961,132	65,830,557	869,425
Small Cap Fund	Common Stocks	36,426,511	38,004,636	1,578,125
Small Cap Value Fund	Common Stocks	2,528,186	2,586,483	58,297

*	The remaining contractual maturity is overnight for all securities.

**	Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity and is net of fees. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes

62

Notes to Portfolios of Investments (Unaudited) (Continued)

the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of June 30, 2017, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$119,788,087	$2,892,490	$(931,077)	$1,961,413
Arbitrage Fund	247,392,168	6,599,245	(4,491,913)	2,107,332
Emerging Markets Small Cap Fund	12,253,647	1,602,548	(297,039)	1,305,509
High Yield Fund	227,471,635	6,979,668	(2,193,562)	4,786,106
Merger Arbitrage Fund	234,911,296	5,298,072	(3,470,860)	1,827,212
Mid Cap Fund	594,974,811	148,541,448	(7,774,015)	140,767,433
Mid Cap Value Fund	584,605,063	109,749,770	(18,461,241)	91,288,529
Premium Yield Equity Fund	109,141,423	18,011,731	(2,435,826)	15,575,905
Sands Capital Select Growth Fund	1,260,468,918	1,226,820,940	(25,490,782)	1,201,330,158
Small Cap Fund	277,392,415	105,652,001	(5,265,390)	100,386,611
Small Cap Value Fund	84,166,693	7,287,120	(4,407,681)	2,879,439
Total Return Bond Fund	240,556,626	3,448,659	(3,065,451)	383,208
Ultra Short Duration Fixed Income Fund	693,439,345	1,192,875	(1,569,754)	(376,879)

63

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Funds Group Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 8/18/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 8/18/2017

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 8/18/2017

* Print the name and title of each signing officer under his or her signature.